                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-7822
                                   ---------------------------------------------

                       AMERICAN CENTURY INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

    4500 MAIN STREET, KANSAS CITY, MISSOURI                   64111
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   (Address of principal executive offices)                 (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:   816-531-5575
                                                   -----------------------------

Date of fiscal year end:      03-31
                         -------------------------------------------------------

Date of reporting period:     06-30-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PRIME MONEY MARKET FUND
JUNE 30, 2006

[american century investments logo and text logo]

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 57.9%
       $20,000,000  Allied Irish Banks N.A., 5.27%,
                    7/26/06 (Acquired 6/26/06,
                    Cost $19,912,250)(2)                          $   19,926,875
         9,100,000  American Family Financial
                    Services, 4.84%, 7/14/06                           9,084,095
         5,216,000  American Honda Finance, 5.20%,
                    7/19/06                                            5,202,438
           888,000  Amstel Funding Corp., 5.06%,
                    7/17/06 (Acquired 5/19/06,
                    Cost $880,636)(2)                                    886,003
        40,000,000  Amstel Funding Corp., 5.09%,
                    8/22/06 (Acquired 5/22/06,
                    Cost $39,479,689)(2)                              39,705,911
        15,000,000  Amstel Funding Corp., 5.12%,
                    8/31/06 (Acquired 5/31/06,
                    Cost $14,803,925)(2)                              14,869,994
         1,500,000  Amsterdam Funding Corp., 5.12%,
                    7/18/06 (Acquired 6/8/06,
                    Cost $1,491,467)(2)                                1,496,373
        44,400,000  Amsterdam Funding Corp., 5.10%,
                    7/24/06 (Acquired 6/6/06,
                    Cost $44,098,080)(2)                              44,255,330
        22,600,000  ANZ Inc., 5.04%, 10/19/06                         22,251,960
        25,000,000  BNP Paribas Finance Inc.,
                    4.65%, 8/1/06                                     24,900,003
         3,343,000  Cedar Springs Capital Co., 4.98%,
                    7/13/06 (Acquired 4/18/06,
                    Cost $3,303,229)(2)                                3,337,451
        10,000,000  Cedar Springs Capital Co., 4.94%,
                    7/14/06 (Acquired 4/11/06,
                    Cost $9,871,011)(2)                                9,982,161
        10,000,000  Cedar Springs Capital Co., 4.97%,
                    7/21/06 (Acquired 4/18/06,
                    Cost $9,870,228)(2)                                9,972,389
         1,281,000  Cedar Springs Capital Co., 5.10%,
                    8/7/06 (Acquired 5/19/06,
                    Cost $1,266,482)(2)                                1,274,286
        10,000,000  Cedar Springs Capital Co., 5.11%,
                    8/14/06 (Acquired 5/22/06,
                    Cost $9,880,767)(2)                                9,937,544
        30,000,000  Cedar Springs Capital Co., 5.23%,
                    9/13/06 (Acquired 6/13/06,
                    Cost $29,599,417)(2)                              29,677,792
        50,000,000  CRC Funding LLC, 5.32%,
                    9/18/06 (Acquired 6/21/06,
                    Cost $49,342,389)(2)                              49,416,278
        40,000,000  Credit Suisse First Boston,
                    4.97%, 7/21/06 (Acquired 4/21/06,
                    Cost $39,497,478)(2)                              39,889,555
        17,000,000  Crown Point Capital Co., 4.96%,
                    7/17/06 (Acquired 4/17/06,
                    Cost $16,786,858)(2)                              16,962,524
        20,000,000  Crown Point Capital Co., 5.04%,
                    8/7/06 (Acquired 5/8/06,
                    Cost $19,745,200)(2)                              19,896,400
        13,600,000  Danske Corporation, 5.13%,
                    8/24/06 (Acquired 6/1/06,
                    Cost $13,437,208)(2)                              13,495,348
        26,000,000  Depfa Bank plc, 5.14%,
                    9/1/06 (Acquired 6/2/06,
                    Cost $25,662,188)(2)                              25,769,842
        35,000,000  Depfa Bank plc, 5.13%,
                    9/5/06 (Acquired 6/5/06,
                    Cost $34,541,150)(2)                              34,670,825
         7,000,000  Emerald Notes of the MBNA,
                    4.92%, 7/7/06 (Acquired 4/5/06,
                    Cost $6,911,030)(2)                                6,994,260
        20,000,000  Emerald Notes of the MBNA,
                    4.96%, 7/13/06 (Acquired
                    4/11/06, Cost $19,743,733)(2)                     19,966,934
        10,000,000  Emerald Notes of the MBNA,
                    5.10%, 7/20/06 (Acquired
                    5/30/06, Cost $9,927,750)(2)                       9,973,083
        25,000,000  Emerald Notes of the MBNA,
                    5.07%, 8/10/06 (Acquired
                    5/11/06, Cost $24,679,604)(2)                     24,859,167
        25,000,000  Falcon Asset Security Corp.,
                    4.52%, 7/10/06 (Acquired
                    1/10/06, Cost $24,431,861)(2)                     24,971,750

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        17,000,000  Falcon Asset Security Corp.,
                    5.29%, 7/25/06 (Acquired
                    6/26/06, Cost $16,927,556)(2)                     16,940,047
        40,000,000  General Electric Capital Corp.,
                    4.87%, 7/3/06                                     39,989,178
        15,000,000  Govco Incorporated, 5.08%,
                    8/18/06 (Acquired 5/18/06,
                    Cost $14,805,458)(2)                              14,898,500
        14,500,000  Govco Incorporated, 5.10%,
                    8/23/06 (Acquired 5/24/06,
                    Cost $14,313,071)(2)                              14,391,129
        15,000,000  Govco Incorporated, 5.18%,
                    9/8/06 (Acquired 6/9/06,
                    Cost $14,803,592)(2)                              14,851,075
        15,000,000  HBOS Treasury Services plc,
                    4.96%, 7/19/06                                    14,962,800
         8,000,000  HBOS Treasury Services plc,
                    5.12%, 8/24/06                                     7,938,560
        47,500,000  ING (U.S.) Funding LLC,
                    4.87%, 7/7/06                                     47,461,445
        12,773,000  ING (U.S.) Funding LLC,
                    5.23%, 7/25/06                                    12,728,465
        46,000,000  Landesbank Baden-Wuerttemberg
                    (New York), 5.35%, 9/19/06                        45,453,111
        50,000,000  Legacy Capital LLC, 5.23%,
                    7/17/06 (Acquired 6/15/06-6/21/06,
                    Cost $49,798,211)(2)                              49,883,822
        10,000,000  Legacy Capital LLC, 5.12%,
                    9/5/06 (Acquired 6/5/06,
                    Cost $9,869,156)(2)                                9,906,133
        13,897,000  Lexington Parker Capital, 4.76%,
                    7/18/06 (Acquired 2/1/06-5/2/06,
                    Cost $13,639,282)(2)                              13,865,767
         2,000,000  Lexington Parker Capital, 5.09%,
                    7/21/06 (Acquired 5/31/06,
                    Cost $1,985,578)(2)                                1,994,345
         2,356,000  Lexington Parker Capital, 5.04%,
                    7/25/06 (Acquired 5/2/06,
                    Cost $2,328,293)(2)                                2,348,084
        39,633,000  Lexington Parker Capital, 5.07%,
                    8/7/06 (Acquired 5/16/06,
                    Cost $39,169,723)(2)                              39,426,479
         3,500,000  Lexington Parker Capital, 5.39%,
                    9/13/06 (Acquired 6/30/06,
                    Cost $3,460,698)(2)                                3,461,222
        10,000,000  Merrill Lynch & Co., Inc.,
                    5.20%, 7/31/06                                     9,956,667
        20,000,000  Nieuw Amsterdam Rec, 5.00%,
                    7/24/06 (Acquired 4/24/06,
                    Cost $19,747,222)(2)                              19,936,111
        12,176,000  Nieuw Amsterdam Rec, 5.20%,
                    9/15/06 (Acquired 6/9/06,
                    Cost $12,003,642)(2)                              12,042,335
        42,000,000  Paradigm Funding LLC, 5.14%,
                    7/14/06 (Acquired 6/12/06,
                    Cost $41,808,107)(2)                              41,922,043
         8,000,000  Preferred Receivable Funding,
                    5.12%, 7/10/06 (Acquired
                    6/9/06, Cost $7,964,729)(2)                        7,989,760
        25,000,000  Preferred Receivable Funding,
                    4.55%, 7/13/06 (Acquired
                    1/12/06, Cost $24,424,931)(2)                     24,962,083
        19,225,000  Ranger Funding Co. LLC, 5.11%,
                    8/28/06 (Acquired 5/31/06,
                    Cost $18,982,130)(2)                              19,066,725
        30,000,000  Societe Generale, 4.92%, 8/7/06                   29,848,454
        12,200,000  Societe Generale, 5.125%, 8/15/06                 12,121,844
        12,300,000  Societe Generale, 5.14%, 8/24/06                  12,205,167
         4,500,000  Spintab AB, 5.00%, 7/5/06                          4,497,500
        15,000,000  Spintab AB, 5.00%, 7/28/06                        14,943,750
        15,300,000  Spintab AB, 5.12%, 8/4/06                         15,226,016
        23,000,000  Spintab AB, 5.32%, 9/13/06                        22,748,482
        40,000,000  Stadshypotek Delaware, Inc.,
                    5.00%, 7/19/06 (Acquired 5/1/06,
                    Cost $39,561,111)(2)                              39,900,000
        50,000,000  Toronto Dominion Holdings,
                    4.91%, 7/10/06 (Acquired 4/6/06,
                    Cost $49,352,813)(2)                              49,938,687

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         5,800,000  Toronto Dominion Holdings, 4.65%,
                    7/28/06 (Acquired 1/31/06,
                    Cost $5,666,648)(2)                                5,779,773
         2,100,000  UBS Finance LLC, 5.03%, 7/6/06                     2,098,533
        37,600,000  UBS Finance LLC, 5.22%, 8/3/06                    37,420,256
        33,000,000  Windmill Funding Corp., 5.15%,
                    8/28/06 (Acquired 6/1/06,
                    Cost $32,584,567)(2)                              32,726,192
        23,000,000  Yorktown Capital LLC, 5.07%,
                    7/7/06 (Acquired 6/7/06,
                    Cost $22,902,825)(2)                              22,980,565
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                             1,322,437,676
                                                                 ---------------

CORPORATE BONDS - 18.2%
         3,260,000  A&M Hospital Convention Center,
                    VRN, 5.40%, 7/6/06
                    (LOC: Columbus Bank & Trust)                       3,260,000
         1,285,000  A&M Hospitalities LLC,
                    VRN, 5.40%, 7/6/06
                    (LOC: Columbus Bank & Trust)                       1,285,000
         5,600,000  AIK Partners LLC, VRN, 5.37%,
                    7/6/06 (LOC: Wachovia Bank, N.A.)                  5,600,000
        25,000,000  American Honda Finance Corp.,
                    VRN, 5.18%, 7/6/06, resets
                    quarterly off the 3-month LIBOR
                    plus 0.17% with no caps (Acquired
                    4/6/06, Cost $25,025,000)(2)                      25,013,548
        13,450,000  Berkshire Hathaway Finance Corp.,
                    3.40%, 7/2/07                                     13,167,359
         1,960,000  Capital Markets Access Co. LLC,
                    VRN, 5.40%, 7/6/06                                 1,960,000
         5,775,000  Capital Markets Access Co. LLC,
                    VRN, 5.40%, 7/6/06                                 5,775,000
           940,000  Capital Markets Access Co. LLC,
                    VRN, 5.40%, 7/6/06                                   940,000
         4,410,000  Chaffee Point Hospitalities LLC,
                    VRN, 5.40%, 7/6/06
                    (LOC: Columbus Bank & Trust)                       4,410,000
        11,605,000  Cityscape SCP LLC, VRN,
                    5.35%, 7/6/06 (LOC: Columbus
                    Bank & Trust)                                     11,605,000
         2,400,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 5.40%, 7/6/06                     2,400,000
         4,025,000  Colorado Natural Gas Inc.,
                    VRN, 5.40%, 7/6/06                                 4,025,000
         3,550,000  Colorado Natural Gas Inc.,
                    VRN, 5.40%, 7/6/06 (LOC:
                    Harris Trust & Savings Bank)                       3,550,000
         5,170,000  Dormitory Partnership Phase I,
                    VRN, 5.40%, 7/6/06
                    (LOC: Allied Irish Bank plc)                       5,170,000
         8,250,000  Fiore Capital LLC, VRN,
                    5.35%, 7/6/06                                      8,250,000
         2,000,000  Freehold Young Men's Christian
                    Association (The), VRN, 5.35%,
                    7/6/06 (LOC: Wachovia Bank, N.A.)                  2,000,000
        21,000,000  Gwinnett Instructional LLC,
                    VRN, 5.35%, 7/6/06
                    (LOC: Allied Irish Bank plc)                      21,000,000
        25,000,000  HBOS Treasury Services plc, VRN,
                    5.12%, 7/12/06, resets quarterly
                     off the 3-month LIBOR plus
                    0.08% with no caps (Acquired
                    1/12/06, Cost $25,030,000)(2)                     25,016,028
         1,520,000  Herman & Kittle Capital LLC, VRN,
                    5.40%, 7/6/06 (LOC: FHLB)                          1,520,000
         5,990,000  Herman & Kittle Capital LLC, VRN,
                    5.40%, 7/6/06 (LOC: FHLB)                          5,990,000
        23,655,000  KMS Fed Ex L.P., VRN, 5.45%, 7/3/06
                    (LOC: Bank of Tokyo/Mitsubishi)                   23,655,000
         6,250,000  McMurry Residence Partnership I
                    Ltd., VRN, 5.40%, 7/6/06 (LOC:
                    LaSalle Bank N.A.)                                 6,250,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         7,100,000  Mullenix-St Charles Properties LP,
                    VRN, 5.34%, 7/6/06
                    (LOC: Wachovia Bank, N.A.)                         7,100,000
         5,500,000  Oklahoma Christian University Inc.,
                    VRN, 5.40%, 7/6/06 (LOC: FHLB)                     5,500,000
        10,530,000  OSS Realty Co., VRN, 5.35%,
                    7/6/06 (LOC: SunTrust Bank)                       10,530,000
         5,450,000  Roman Catholic Bishop of San
                    Jose, VRN, 5.35%, 7/6/06,
                    (LOC: Allied Irish Bank plc)                       5,450,000
        25,000,000  Royal Bank of Scotland (New York),
                    VRN, 5.05%, 7/5/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.08% with no caps                          24,999,914
         8,000,000  Salvation Army, Series 2004A,
                    VRN, 5.35%, 7/6/06
                    (LOC: Bank of New York)                            8,000,000
         7,500,000  Salvation Army, VRN, 5.35%,
                    7/6/06 (LOC: Bank of New York)                     7,500,000
        16,300,000  Signal International LLC/Signal
                    International L.P., VRN, 5.35%,
                    7/6/06 (Acquired 12/29/05,
                    Cost $16,300,000) (LOC: General
                    Electric Capital Corp.)(2)                        16,300,000
         5,000,000  SunTrust Bank, VRN, 5.24%,
                    7/24/06, resets monthly off the
                    1-month LIBOR minus 0.05%
                    with no caps                                       5,000,000
        10,000,000  Toyota Motor Credit Corp., VRN,
                    5.08%, 7/6/06, resets monthly
                    off the 1-month LIBOR minus
                    0.06% with no caps                                 9,999,991
        50,000,000  Transamerica Occidental Life
                    Insurance Co., VRN, 5.26%,
                    8/1/06, resets quarterly off the
                    3-month LIBOR plus 0.11% with
                    no caps (Acquired 11/9/99,
                    Cost $50,000,000)(2)                              49,999,999
        41,000,000  Travelers Insurance Co. Group,
                    VRN, 5.23%, 8/4/06, resets
                    quarterly off the 3-month LIBOR
                    plus 0.08% with no caps (Acquired
                    8/7/03, Cost $41,000,000)(2)                      41,000,000
        30,000,000  Wal-Mart Stores, Inc.,
                    5.88%, 6/1/07                                     30,139,544
        11,390,000  Woodgrain Millwork, VRN, 5.37%,
                    7/6/06 (LOC: General Electric
                    Capital Corp.)                                    11,390,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                414,751,383
                                                                 ---------------

MUNICIPAL SECURITIES - 13.3%
         4,745,000  Babylon Industrial Development
                    Agency Rev., Series 2004 A,
                    (Topiderm Inc.), VRDN, 5.38%,
                    7/6/06 (LOC: Citibank N.A.)                        4,745,000
         5,625,000  Calexico Unified School District
                    COP, (Refinancing Project),
                    VRDN, 5.38%, 7/6/06 (XLCA)
                    (SBBPA: Wachovia Bank N.A.)                        5,625,000
         8,160,000  California Educational Facilities
                    Auth. Rev., Series 2005 B,
                    (University La Verne), VRDN,
                    5.49%, 7/6/06 (LOC: Allied Irish
                    Bank plc)                                          8,160,000
        12,600,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 B, (Biola University), VRDN,
                    5.36%, 7/6/06 (LOC: BNP Paribas)                  12,600,000
         5,420,000  Fairfield Rev., Series 2005 A, VRDN,
                    5.35%, 7/6/06 (LOC: Landesbank
                    Hessen-Thuringen Girozentrale)                     5,420,000
        18,165,000  City of New York GO, Series
                    2005 Q, 4.00%, 8/1/06                             18,153,582
         3,270,000  Columbus Development Auth. Rev.,
                    (Woodmont Properties LLC), VRDN,
                    5.40%, 7/6/06 (LOC: Columbus
                    Bank & Trust)                                      3,270,000
        20,000,000  Concordia College Rev., VRDN,
                    5.33%, 7/3/06 (LOC: Bank of
                    America N.A.)                                     20,000,000
        20,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    5.37%, 7/5/06 (SBBPA: Depfa
                    Bank plc)                                         20,000,000

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         2,880,000  El Monte COP, Series 2003 B,
                    (Community Improvement), VRDN,
                    5.40%, 7/6/06 (LOC: California
                    State Teacher's Retirement System)                 2,880,000
         6,905,000  Gadsden Alabama Airport Auth.
                    Rev., VRDN, 5.37%, 7/6/06 (LOC:
                    Southtrust Bank N.A.)                              6,905,000
         7,880,000  Georgia Municipal Gas Auth. Rev.,
                    (National Gas Utility Improvements),
                    VRDN, 5.38%, 7/6/06 (LOC:
                    Wachovia Bank N.A. and JP
                    Morgan Chase)                                      7,880,000
         9,000,000  Jackson Energy Auth. Rev.,
                    Series 2003 B, VRDN, 5.36%,
                    7/6/06 (FGIC) (SBBPA: Bank
                    of America N.A.)                                   9,000,000
         2,500,000  JJB Properties LLC Rev., (Rental
                    Property), VRDN, 5.34%, 7/6/06
                    (LOC: Arvest Bank and FHLB)                        2,500,000
         6,000,000  Kankakee GO, (Exit 308), VRDN,
                    5.44%, 7/6/06 (RADIAN) (SBBPA:
                    Bank One N.A.)                                     6,000,000
         1,600,000  Las Cruces Industrial Rev., (F&A
                    Dairy Products), VRDN, 5.28%,
                    9/1/06 (LOC: Wells Fargo Bank N.A.)                1,600,000
         2,945,000  Long Beach Rev., Series 2004 A,
                    (Towne Center Site), VRDN, 5.41%,
                    7/6/06 (LOC: Allied Irish Bank plc)                2,945,000
        21,250,000  Louisiana State Agriculture Finance
                    Auth. Rev., VRDN, (Lacassine Syrup
                    Mill), 5.39%, 7/6/06 (LOC:
                    AmSouth Bank)                                     21,250,000
        10,000,000  Mississippi Business Finance Corp.
                    Industrial Development Rev.,
                    (VC Regional Assembly), VRDN,
                    5.35%, 7/5/06(LOC: JPMorgan
                    Chase Bank)                                       10,000,000
         6,500,000  Mississippi Business Finance Corp.
                    Rev., (Medical Development
                    Properties), VRDN, 5.35%,
                    7/6/06 (LOC: Bancorpsouth
                    Bank and FHLB)                                     6,500,000
        11,000,000  Mississippi Business Finance
                    Corp. Rev., (Skyline Steel Pipe),
                    VRDN, 5.35%, 7/6/06 (LOC: Fortis
                    Bank SA N.V.)                                     11,000,000
         7,500,000  Mississippi Business Finance Corp.
                    Rev., Series 2005, (Future Pipe
                    Industries, Inc.) VRDN, 5.35%,
                    7/6/06(LOC: Mashreqbank & Bank
                    of New York)                                       7,500,000
        20,000,000  New Orleans Rev., VRDN, 5.57%,
                    7/6/06 (Ambac) (SBBPA: Bank
                    One Louisiana)                                    20,000,000
         4,575,000  Newton Economic Development
                    Rev., (Medical Office Plaza),
                    VRDN, 5.36%, 7/6/06 (LOC: Bank
                    of America N.A.)                                   4,575,000
         1,300,000  Olathe Industrial Rev., (Zschoche
                    Family), VRDN, 5.40%, 7/6/06
                    (LOC: U.S. Bank N.A.)                              1,300,000
         5,000,000  Omaha Special Obligation Rev.,
                    (Riverfront Redevelopment),
                    VRDN, 5.45%, 7/5/06 (Ambac)
                    (SBBPA: Dexia Credit Local)                        5,000,000
         1,400,000  Orange County Industrial
                    Development Auth. Rev., (Jewish
                    Federation of Greater Orlando),
                    VRDN, 5.36%, 7/6/06 (LOC: Bank
                    of America N.A.)                                   1,400,000
        11,000,000  Pasadena COP, (Los Robles Avenue
                    Parking Facilities), VRDN,
                    5.35%, 7/4/06 (LOC: Bank of
                    New York & California State
                    Teacher's Retirement System)                      11,000,000
         1,130,000  Plymouth Rev., (Carlson Center),
                    VRDN, 5.40%, 7/6/06 (LOC: U.S.
                    Bank N.A.)                                         1,130,000
         9,990,000  Putnam County Industrial
                    Development Agency Rev., (Sincerity
                    Facility LLC), VRDN, 5.35%,
                    7/6/06 (LOC: Bank of New York)                     9,990,000
         5,700,000  Roman Catholic Diocese of Raleigh
                    Rev., Series 2002 A, VRDN,
                    5.40%, 7/6/06 (LOC: Bank of
                    America N.A.)                                      5,700,000
         4,870,000  Santa Rosa Pension Obligation
                    Rev., Series 2003 A, VRDN, 5.35%,
                    7/6/06 (LOC: Landesbank
                    Hessen-Thuringen Girozentrale)                     4,870,000
         7,220,013  Savannah College of Art & Design
                    Inc. Rev., Series 2004 BD, VRDN,
                    5.35%, 7/6/06 (LOC: Bank of
                    America N.A.)                                      7,220,013

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         9,000,000  South Carolina Public Service
                    Auth. Rev., Series 2002 C, 5.27%,
                    1/1/07 (FSA)                                       9,024,974
        11,955,000  Southeast Alabama Gas District Rev.,
                    VRDN, 5.37%, 7/6/06 (XLCA)                        11,955,000
         4,245,000  Sterling Tax Allocation Rev., (Rock
                    River Redevelopment), VRDN, 5.40%,
                    7/5/06 (LOC: Wachovia Bank N.A.)                   4,245,000
        12,700,000  Texas Municipal Power Agency Rev.,
                    Series 2005 A, 5.17%, 8/3/06
                    (Acquired 6/2/06,
                    Cost $12,700,000)(2)                              12,700,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           304,043,569
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 5.5%
        20,000,000  American Express Centurion Bank,
                    5.12%, 8/14/06 (Acquired
                    5/12/06, Cost $20,000,000)(2)                     20,000,000
        30,000,000  Barclays Bank plc (New York),
                    5.15%, 8/22/06 (Acquired 5/19/06,
                    Cost $30,000,378)(2)                              30,000,214
        40,000,000  Citibank N.A., 5.14%, 8/17/06
                    (Acquired 5/16/06, Cost
                    $40,000,000)(2)                                   40,000,000
        20,000,000  Citibank N.A., 5.17%, 8/23/06
                    (Acquired 5/23/06, Cost
                    $20,000,000)(2)                                   20,000,000
         5,000,000  Citibank N.A., 5.28%, 9/11/06
                    (Acquired 6/9/06, Cost
                    $5,000,000)(2)                                     5,000,000
        11,600,000  Royal Bank of Scotland (New York),
                    4.82%, 1/18/07 (Acquired
                    12/21/05, Cost $11,602,532)(2)                    11,601,296
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                        126,601,510
                                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 2.0%
        10,000,000  FHLB, 5.00%, 1/29/07                              10,000,000
        15,000,000  FHLB, 4.80%, 2/23/07                              15,000,000
        20,000,000  FHLB, 4.89%, 3/5/07                               20,000,000
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               45,000,000
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 96.9%                                2,212,834,138
                                                                 ---------------
OTHER ASSETS AND LIABILITIES - 3.1%                                   71,103,894
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $2,283,938,032
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIBOR = London Interbank Offered Rate

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

LOC = Letter of Credit
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
XLCA = XL Capital Ltd.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006 was
    $1,228,030,037, which represented 53.8% of total net assets. Restricted securities considered illiquid represent 4.0% of total net assets.

PRIME MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments          $ 2,212,834,138
                                         ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DIVERSIFIED BOND FUND
JUNE 30, 2006

[american century investments logo and text logo]

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) - 32.4%
           $25,051  FHLMC, 6.50%, 2/1/09                            $     25,898
            34,168  FHLMC, 6.50%, 12/1/12                                 34,613
           256,087  FHLMC, 6.00%, 1/1/13                                 256,248
            45,957  FHLMC, 7.00%, 11/1/13                                 47,145
            80,162  FHLMC, 7.00%, 6/1/14                                  82,241
           234,285  FHLMC, 6.50%, 6/1/16                                 237,194
           146,369  FHLMC, 6.50%, 6/1/16                                 148,186
         3,147,100  FHLMC, 5.00%, 11/1/17                              3,037,251
         4,996,142  FHLMC, 4.50%, 1/1/19                               4,727,135
         9,317,191  FHLMC, 5.00%, 4/1/21                               8,973,368
             2,839  FHLMC, 8.50%, 10/1/26                                  3,050
            26,907  FHLMC, 7.00%, 9/1/27                                  27,601
            42,777  FHLMC, 6.50%, 1/1/28                                  43,248
             6,865  FHLMC, 7.00%, 2/1/28                                   7,042
           249,584  FHLMC, 6.50%, 3/1/29                                 252,363
           163,122  FHLMC, 6.50%, 6/1/29                                 164,957
            25,663  FHLMC, 7.00%, 8/1/29                                  26,294
            69,267  FHLMC, 7.50%, 8/1/29                                  71,862
             2,900  FHLMC, 6.50%, 5/1/31                                   2,930
           195,621  FHLMC, 6.50%, 5/1/31                                 197,588
             4,919  FHLMC, 6.50%, 6/1/31                                   4,969
           101,053  FHLMC, 6.50%, 6/1/31                                 102,069
             3,750  FHLMC, 6.50%, 6/1/31                                   3,788
            11,078  FHLMC, 6.50%, 6/1/31                                  11,189
            12,410  FHLMC, 6.50%, 6/1/31                                  12,534
             2,425  FHLMC, 6.50%, 6/1/31                                   2,450
         2,916,492  FHLMC, 5.50%, 12/1/33                              2,814,534
        11,536,300  FNMA, 5.00%, settlement
                    date 7/13/06(2)                                   10,786,441
         1,452,852  FNMA, 5.00%, settlement
                    date 7/18/06(2)                                    1,399,278
        24,774,000  FNMA, 5.50%, settlement
                    date 7/13/06(2)                                   23,798,523
        13,399,028  FNMA, 5.50%, settlement
                    date 7/18/06(2)                                   13,151,976
        33,952,438  FNMA, 6.00%, settlement
                    date 7/13/06(2)                                   33,421,930
        18,638,000  FNMA, 6.50%, settlement
                    date 7/1/06(2)                                    18,737,004
            67,993  FNMA, 6.00%, 2/1/09                                   67,975
            27,077  FNMA, 6.00%, 5/1/13                                   27,157
            30,071  FNMA, 6.00%, 5/1/13                                   30,187
            98,096  FNMA, 6.00%, 7/1/13                                   98,475
           133,877  FNMA, 6.00%, 12/1/13                                 134,394
           121,299  FNMA, 6.00%, 1/1/14                                  121,767
           204,712  FNMA, 6.00%, 2/1/14                                  205,502
           214,724  FNMA, 6.00%, 4/1/14                                  215,553
         1,463,640  FNMA, 5.50%, 12/1/16                               1,439,626
           777,354  FNMA, 5.50%, 12/1/16                                 764,600
         5,002,624  FNMA, 4.50%, 5/1/19                                4,736,115
           132,610  FNMA, 6.50%, 1/1/26                                  134,001
            17,539  FNMA, 7.00%, 12/1/27                                  17,992
             6,593  FNMA, 6.50%, 1/1/28                                    6,664
             8,703  FNMA, 7.00%, 1/1/28                                    8,928
            53,072  FNMA, 7.50%, 4/1/28                                   55,122
           116,446  FNMA, 7.00%, 5/1/28                                  119,423
             7,545  FNMA, 7.00%, 6/1/28                                    7,738
            33,867  FNMA, 6.50%, 1/1/29                                   34,225
            87,906  FNMA, 6.50%, 4/1/29                                   88,828
            44,240  FNMA, 7.00%, 7/1/29                                   45,369
            68,865  FNMA, 7.00%, 7/1/29                                   70,626
           115,287  FNMA, 7.50%, 7/1/29                                  119,560

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

            32,800  FNMA, 7.00%, 5/1/30                                   33,634
           182,766  FNMA, 7.50%, 8/1/30                                  189,407
            73,831  FNMA, 7.50%, 9/1/30                                   76,514
           377,688  FNMA, 7.00%, 9/1/31                                  387,101
           199,925  FNMA, 6.50%, 1/1/32                                  201,810
         1,885,360  FNMA, 7.00%, 6/1/32                                1,932,045
           756,661  FNMA, 6.50%, 8/1/32                                  763,798
         3,894,859  FNMA, 5.50%, 6/1/33(3)                             3,758,590
        19,446,172  FNMA, 5.50%, 7/1/33                               18,765,808
         3,235,343  FNMA, 5.50%, 8/1/33(3)                             3,122,148
         4,265,306  FNMA, 5.50%, 9/1/33(3)                             4,116,076
        10,359,920  FNMA, 5.00%, 11/1/33                               9,734,326
         8,363,034  FNMA, 5.50%, 1/1/34(3)                             8,070,436
        26,260,721  FNMA, 4.50%, 9/1/35                               23,815,742
         6,092,370  FNMA, 4.50%, 10/1/35                               5,525,146
            46,211  GNMA, 7.50%, 8/20/17                                  47,742
            87,455  GNMA, 7.00%, 11/15/22                                 90,181
            62,337  GNMA, 8.75%, 3/15/25                                  67,069
            18,081  GNMA, 7.00%, 4/20/26                                  18,552
            36,284  GNMA, 7.50%, 8/15/26                                  38,010
            17,321  GNMA, 8.00%, 8/15/26                                  18,402
             2,428  GNMA, 7.50%, 4/15/27                                   2,545
            46,983  GNMA, 7.50%, 5/15/27                                  49,239
            22,974  GNMA, 8.00%, 6/15/27                                  24,404
             4,773  GNMA, 7.50%, 11/15/27                                  5,002
            18,678  GNMA, 7.00%, 2/15/28                                  19,277
            28,136  GNMA, 7.50%, 2/15/28                                  29,450
            23,253  GNMA, 6.50%, 3/15/28                                  23,619
            28,417  GNMA, 7.00%, 4/15/28                                  29,327
             3,115  GNMA, 6.50%, 5/15/28                                   3,165
            86,913  GNMA, 6.50%, 5/15/28                                  88,284
            13,974  GNMA, 6.50%, 5/15/28                                  14,194
            18,832  GNMA, 7.00%, 12/15/28                                 19,435
             6,383  GNMA, 8.00%, 12/15/29                                  6,786
           186,340  GNMA, 7.00%, 5/15/31                                 192,312
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           212,442,302
  (Cost $215,869,558)                                            ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 18.7%
         7,788,000  FHLB, 4.625%, 2/1/08(3)                            7,689,427
        22,380,000  FHLB, 4.25%, 4/16/07(3)                           22,161,817
        10,743,000  FHLMC, 7.00%, 3/15/10                             11,293,944
         5,461,000  FHLMC, 5.50%, 3/28/16(3)                           5,349,377
        18,070,000  FHLMC, 5.30%, 5/12/20(3)                          16,633,688
        25,863,000  FNMA, 4.75%, 8/3/07(3)                            25,660,649
        17,922,000  FNMA, 5.00%, 9/14/07(3)                           17,815,507
        16,293,000  FNMA, 5.80%, 2/9/26(3)                            15,727,780
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              122,332,189
  (Cost $123,991,317)                                            ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 18.6%

AEROSPACE & DEFENSE - 0.7%
         1,468,000  Honeywell International Inc.,
                    5.70%, 3/15/36                                     1,377,266
           246,000  Lockheed Martin Corp.,
                    8.50%, 12/1/29                                       310,513
         1,683,000  United Technologies Corp.,
                    4.375%, 5/1/10                                     1,612,761
         1,450,000  United Technologies Corp.,
                    6.05%, 6/1/36                                      1,431,272
                                                                 ---------------
                                                                       4,731,812
                                                                 ---------------
BEVERAGES - 0.7%
         1,450,000  Fortune Brands Inc.,
                    5.375%, 1/15/16                                    1,343,722
         1,343,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03,
                    Cost $1,338,394)(4)                                1,304,566
         2,090,000  SABMiller plc, 6.20%, 7/1/11(5)                    2,103,786
                                                                 ---------------
                                                                       4,752,074
                                                                 ---------------
BIOTECHNOLOGY - 0.2%
         1,459,000  Genentech, Inc., 4.75%, 7/15/15                    1,338,546
                                                                 ---------------
CAPITAL MARKETS - 1.3%
         1,567,000  Lehman Brothers Holdings
                    Inc., 5.00%, 1/14/11(6)                            1,519,406
         1,056,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(6)                                   1,004,494
         1,943,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                      1,878,777
         1,670,000  Merrill Lynch & Co., Inc.,
                    6.05%, 5/16/16                                     1,662,046
           895,000  Morgan Stanley, 4.00%, 1/15/10                       846,730
           806,000  Morgan Stanley, 4.25%, 5/15/10(6)                    761,634
           922,000  Morgan Stanley, 5.05%, 1/21/11                       895,067
                                                                 ---------------
                                                                       8,568,154
                                                                 ---------------
CHEMICALS(7)
           246,000  Dow Chemical Co. (The),
                    7.375%, 11/1/29                                      274,017
                                                                 ---------------
COMMERCIAL BANKS - 1.2%
           246,000  Abbey National plc,
                    7.95%, 10/26/29                                      293,712
         1,432,000  PNC Bank N.A., 4.875%, 9/21/17                     1,300,153
         1,047,000  PNC Funding Corp.,
                    5.125%, 12/14/10(6                                 1,022,457
         1,101,000  SouthTrust Corp., 5.80%, 6/15/14                   1,084,638
         1,191,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                     1,101,676
         1,862,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                     1,726,102
         1,647,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                     1,590,274
                                                                 ---------------
                                                                       8,119,012
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           985,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                     1,023,961
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           806,000  American Express Centurion
                    Bank, 4.375%, 7/30/09                                778,867
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES - 2.4%
         1,343,000  American General Finance Corp.,
                    Series 2002 H, 4.50%,
                    11/15/07(3)                                        1,323,244
         2,641,000  Bank of America Corp.,
                    4.375%, 12/1/10(3)                                 2,511,757
         3,196,000  Citigroup Inc., 5.00%, 9/15/14(3)                  2,996,269
         1,083,000  General Electric Capital Corp.,
                    6.125%, 2/22/11(3)                                 1,104,455
         2,193,000  HSBC Finance Corp.,
                    4.75%, 4/15/10 (6)                                 2,117,063
         1,137,000  HSBC Finance Corp.,
                    4.625%, 9/15/10                                    1,090,708
         1,388,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                      1,444,084
         1,647,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(3)                                  1,609,666
         1,325,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                     1,302,039
                                                                 ---------------
                                                                      15,499,285
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
         1,647,000  AT&T Corp., 7.30%, 11/15/11                        1,750,281
         1,150,000  AT&T Inc., 6.80%, 5/15/36(6)                       1,143,465
           246,000  BellSouth Corp.,
                    6.875%, 10/15/31(6)                                  243,378
           698,000  Embarq Corp., 7.08%, 6/1/16                          695,386
         1,056,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                    1,168,104
         1,853,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                     1,735,388
           560,000  Telefonica Emisones SAu,
                    5.98%, 6/20/11(6)                                    558,536
                                                                 ---------------
                                                                       7,294,538
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
         1,585,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                      1,494,894
           770,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      726,997
           770,000  CenterPoint Energy
                    Resources Corp., 6.50%, 2/1/08                       776,694
           819,000  FirstEnergy Corp.,
                    7.375%, 11/15/31                                     881,274
           850,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        813,711
           246,000  Hydro Quebec, 8.40%, 1/15/22                         310,467
         1,101,000  Southern California Edison
                    Co., 5.625%, 2/1/36                                  995,843
                                                                 ---------------
                                                                       5,999,880
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           868,000  XTO Energy Inc., 6.10%, 4/1/36                       788,215
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
         1,432,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                     1,357,237
           246,000  Wal-Mart Stores, Inc.,
                    7.55%, 2/15/30(6)                                    286,307
         1,495,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                      1,308,959
                                                                 ---------------
                                                                       2,952,503
                                                                 ---------------
FOOD PRODUCTS - 0.4%
         2,211,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-11/28/05,
                    Cost $2,162,585)(4)                                2,121,010
           246,000  Kellogg Co., 7.45%, 4/1/31                           280,005
           246,000  Kraft Foods Inc., 6.50%,
                    11/1/31(6)                                           246,427
                                                                 ---------------
                                                                       2,647,442
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
         1,531,000  Baxter Finco BV, 4.75%,
                    10/15/10(3)                                        1,472,505
           880,000  Boston Scientific Corp.,
                    6.40%, 6/15/16                                       858,810
                                                                 ---------------
                                                                       2,331,315
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
         1,826,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                         1,749,838
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
         1,390,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13(6)                                  1,384,340
         1,925,000  Yum! Brands Inc.,
                    8.875%, 4/15/11                                    2,146,059
                                                                 ---------------
                                                                       3,530,399
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
         1,038,000  D.R. Horton, Inc., 7.875%, 8/15/11                 1,090,661
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
         3,858,000  General Electric Co.,
                    5.00%, 2/1/13(3)                                   3,700,428
                                                                 ---------------
INSURANCE - 1.0%
         1,790,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,786,492)(3)(4)                             1,740,165
           246,000  AXA SA, 8.60%, 12/15/30                              293,586
         1,298,000  Genworth Financial Inc., 5.75%,
                    6/15/14(3)                                         1,281,166
           850,000  Genworth Financial Inc., 4.95%,
                    10/1/15                                              787,170
         1,969,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $1,968,961)(4)                                1,911,472
           850,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35(6)                                    739,104
                                                                 ---------------
                                                                       6,752,663
                                                                 ---------------
MACHINERY - 0.4%
         1,790,000  Caterpillar Financial Services
                    Corp., 2.59%, 7/15/06(3)                           1,788,717
           913,000  Dover Corp., 5.375%, 10/15/35                        813,438
                                                                 ---------------
                                                                       2,602,155
                                                                 ---------------
MEDIA - 1.3%
         2,337,000  Comcast Corp., 5.90%, 3/15/16                      2,249,402
         2,202,000  Cox Communications, Inc.,
                    7.125%, 10/1/12                                    2,280,434
         1,420,000  Knight-Ridder, Inc., 7.125%,
                    6/1/11                                             1,454,540
           895,000  News America Holdings,
                    7.75%, 1/20/24                                       961,490
           246,000  Time Warner Inc.,
                    7.625%, 4/15/31                                      265,639
           895,000  Viacom Inc., 5.75%, 4/30/11
                    (Acquired 4/5/06, Cost
                    $889,594)(4)                                         879,997
           448,000  Viacom Inc., 6.25%, 4/30/16
                    (Acquired 4/5/06, Cost
                    $446,033)(4)                                         435,680
                                                                 ---------------
                                                                       8,527,182
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

METALS & MINING - 0.1%
           878,000  Alcan Inc., 4.50%, 5/15/13                           805,124
                                                                 ---------------
MULTI-UTILITIES - 0.8%
         2,059,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                    2,007,946
           824,000  Dominion Resources Inc.,
                    4.75%, 12/15/10(6)                                   787,259
         1,486,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                     1,354,649
           859,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        813,369
                                                                 ---------------
                                                                       4,963,223
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           537,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07                                526,631
         1,432,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09                              1,393,599
           246,000  Target Corp., 7.00%, 7/15/31                         271,659
                                                                 ---------------
                                                                       2,191,889
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.2%
           246,000  ConocoPhillips Holding Co.,
                    6.95%, 4/15/29(6)                                    268,477
         1,432,000  Devon Energy Corp., 2.75%,
                    8/1/06                                             1,428,871
           246,000  Devon Financing Corp ULC,
                    7.875%, 9/30/31                                      281,749
         2,507,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                      2,404,989
           833,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34(6)                                   792,770
         1,956,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11(6)                           1,964,958
         1,092,000  XTO Energy Inc., 5.30%, 6/30/15                    1,016,874
                                                                 ---------------
                                                                       8,158,688
                                                                 ---------------
PHARMACEUTICALS - 0.3%
         1,441,000  Abbott Laboratories,
                    5.875%, 5/15/16                                    1,431,298
           716,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                       695,092
                                                                 ---------------
                                                                       2,126,390
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
           806,000  ERP Operating L.P.,
                    5.125%, 3/15/16(6)                                   746,137
                                                                 ---------------
ROAD & RAIL - 0.4%
         1,343,000  Canadian National Railway Co.,
                    6.25%, 8/1/34(6)                                   1,363,662
            43,000  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                        50,183
           991,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       923,132
                                                                 ---------------
                                                                       2,336,977
                                                                 ---------------
SOFTWARE - 0.3%
         1,741,000  Oracle Corp., 5.00%, 1/15/11                       1,681,870
                                                                 ---------------
SPECIALTY RETAIL - 0.3%
         1,737,000  Home Depot, Inc. (The),
                    5.40%, 3/1/16(3)                                   1,668,130
                                                                 ---------------

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES - 0.4%
         2,417,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                     2,325,393
                                                                 ---------------
TOTAL CORPORATE BONDS                                                122,056,768
  (Cost $126,074,318)                                             --------------

U.S. TREASURY SECURITIES - 15.0%
        14,180,000  U.S. Treasury Bonds, 8.125%,
                    8/15/21(3)(6)                                     18,284,458
        11,817,000  U.S. Treasury Bonds, 7.125%,
                    2/15/23(6)                                        14,141,628
         1,356,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27                                           1,498,699
         2,874,000  U.S. Treasury Bonds, 6.25%,
                    5/15/30(6)                                         3,256,153
         1,138,000  U.S. Treasury Bonds, 4.50%,
                    2/15/36(6)                                         1,020,734
        13,873,215  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(6)                          13,252,721
        24,743,000  U.S. Treasury Notes, 4.875%,
                    4/30/11(3)(6)                                     24,498,490
        20,600,000  U.S. Treasury Notes, 4.875%,
                    5/31/11(3)(6)                                     20,397,234
         2,134,000  U.S. Treasury Notes, 5.125%,
                    5/15/16(6)                                         2,132,167
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        98,482,284
  (Cost $100,489,098)                                            ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 14.3%
        22,836,295  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.69%, 7/1/06                                        498,745
         2,922,227  Bank of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.35%, 7/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final
                    Maturity 8/15/07 (Acquired
                    11/18/05, Cost $2,922,227)(3)(4)                   2,923,875
         6,854,000  Bank of America Mortgage
                    Securities, Series 2004 F,
                    Class 2A5, VRN, 4.15%, 7/1/06(3)                   6,548,264
         4,650,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2006
                    BBA7, Class A1, VRN, 5.43
                    7/17/06, resets monthly off the
                    1-month LIBOR plus 0.11% with
                    no caps (Acquired 6/5/06,
                    Cost $4,650,000)(3)(4)                             4,650,000
        29,182,989  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.77%, 7/1/06(3)                    1,008,535
        17,855,036  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON,
                    Series 1998 C2, Class X, VRN,
                    1.00%, 7/1/06                                        522,706
         1,555,434  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    5.30%, 7/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $1,555,434)(3)(4)                    1,556,621
         2,541,368  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    5.35%, 7/17/06, resets monthly
                    off the 1-month LIBOR plus 0.15%
                    with no caps, Final Maturity
                    11/15/17 (Acquired 11/18/05,
                    Cost $2,541,369)(3)(4)                             2,543,292
         3,548,847  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                    3,494,741
         6,939,798  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     6,836,222
            40,643  FNMA, Series 1989-35, Class G
                    SEQ, 9.50%, 7/25/19                                   43,260
           381,593  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        378,954
         6,804,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(3)                    6,531,201
         8,791,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.30%, Final
                    Maturity 8/10/42(3)                                8,427,000

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

         6,790,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(6)                        6,480,851
         5,729,000  LB-UBS Commercial Mortgage Trust,
                    Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(6)                             5,447,912
         5,814,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31                                5,514,905
         6,754,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(6)                             6,234,009
         2,069,981  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.30%, 7/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $2,069,982)(3)(4)                    2,071,395
           294,358  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                      294,568
         1,944,294  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 5.30%,
                    7/17/06, resets monthly off the
                    1-month LIBOR plus 0.10%
                    with no caps, Final Maturity
                    1/15/18 (Acquired 3/24/05,
                    Cost $1,944,293)(4)                                1,945,594
        11,119,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(3)                       10,731,347
         3,357,000  Washington Mutual, Inc., Series
                    2004 AR4, Class A6, 3.81%,
                    6/25/34(3)                                         3,179,599
         4,924,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A7, VRN,
                    4.17%, 7/1/06(3)                                   4,709,452
         1,411,654  Washington Mutual, Inc., Series
                    2005 AR11, Class A1C1, VRN,
                    5.52%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.20% with a cap of 10.50%                         1,412,510
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             93,985,558
  (Cost $96,792,132)                                             ---------------

ASSET-BACKED SECURITIES(1) - 10.2%
            10,528  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $10,500)(4)                                      10,468
         3,305,917  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps(3)                              3,308,181
         4,120,000  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.39%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.04% with no caps                                 4,120,000
         2,020,468  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.40%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                            2,022,226
            10,512  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $10,513)(4)                                      10,486
         4,566,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 5.26%, 7/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps(3)                   4,571,014
         5,082,183  Centex Home Equity, Series
                    2006 A, Class AV1, VRN, 5.37%,
                    7/25/06, resets monthly off the
                    1-month LIBOR plus 0.05%
                    with no caps(3)                                    5,084,799
         6,786,267  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.27%,
                    7/17/06, resets monthly off the
                    1-month LIBOR plus 0.07%
                    with no caps, Final Maturity
                    10/15/18(3)                                        6,792,117

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

             4,537  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36,
                    (Acquired 10/27/04,
                    Cost $4,534)(4)                                        4,533
         1,412,836  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1, VRN, 5.44%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.12% with no caps(3)                         1,413,729
         2,171,817  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 5.45%,7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                            2,173,446
         2,772,907  Countrywide Asset-Backed
                    Certificates, Series 2006 BC2,
                    Class 2A1, VRN, 5.36%, 7/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                      2,774,588
         4,210,648  Countrywide Asset-Backed
                    Certificates, Series 2006-6, Class
                    2A1, VRN, 5.39%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.07% with no caps,
                    Final Maturity 9/25/36                             4,213,200
         4,746,286  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 7/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps,
                    Final Maturity 3/25/36(3)                          4,749,161
         1,164,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13                        1,189,453
            28,047  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 5.40%,
                    7/25/06, resets monthly off the
                    1-month LIBOR plus 0.08%
                    with no caps                                          28,061
         2,316,130  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps, Final
                    Maturity 6/25/36                                   2,318,141
            48,542  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $48,541)(4)                                      48,509
         1,430,282  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                                 1,431,446
           533,652  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.40%, 7/25/06, resets montly off
                    the 1-month LIBOR plus 0.08%
                    with no caps                                         534,101
           200,286  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.38%, 7/25/06, resets montly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   200,408
           594,067  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    5.44%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                           594,497
         3,196,773  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    5.41%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                         3,199,222
           194,608  Residential Asset Mortgage
                    Products, Inc., Series 2004 RS10,
                    Class AII1, VRN, 5.49%, 7/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%, Final Maturity 5/25/27                       194,742
         2,124,218  Residential Asset Mortgage
                    Products, Inc., Series 2005 RS1,
                    Class AII1, VRN, 5.43%, 7/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with a cap
                    of 14.00%                                          2,125,786
           528,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       504,961
         2,680,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.43%,
                    10/25/06, resets quarterly off the
                    3-month LIBOR minus 0.01%
                    with no caps                                       2,680,838

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPLE AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

         2,886,549  SLM Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.07%,
                    7/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03%
                    with no caps                                       2,888,266
         1,961,000  SLM Student Loan Trust, Series
                    2006-4, Class A1, VRN, 5.06%,
                    7/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03%
                    with no caps                                       1,962,186
         1,482,423  Structured Asset Securities Corp.,
                    Series 2005 WF2, Class A1, VRN,
                    5.42%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps, Final
                    Maturity 5/25/35                                   1,483,068
         4,302,000  Washington Mutual, Inc., Series
                    2005 AR4, Class A4B,
                    4.68%, 4/25/35(3)                                  4,165,205
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         66,796,838
  (Cost $66,888,758)                                             ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.5%
         1,835,000  Province of Quebec ,
                    5.00%, 7/17/09                                     1,809,469
         1,692,000  Republic of Italy,
                    4.00%, 6/16/08(6)                                  1,646,418
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 3,455,887
  (Cost $3,559,782)                                              ---------------

MUNICIPAL SECURITIES - 0.2%
         1,477,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,326,937
                                                                 ---------------
  (Cost $1,477,000)

TEMPORARY CASH INVESTMENTS - 3.1%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 6.125% - 8.875%, 2/15/19 -
8/15/29, valued at $20,765,813), in a joint
trading account at 4.50%, dated 6/30/06, due
7/3/06 (Delivery value $20,358,632)(3)                                20,351,000
                                                                 ---------------
  (Cost $20,351,000)

COLLATERAL RECEIVED FOR SECURITIES LENDING(8) - 17.9%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.25%, dated 6/30/06, due
7/3/06 (Delivery value $50,021,875)                                  50,000,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.31%, dated 6/30/06, due 7/3/06
(Delivery value $67,734,456)                                          67,704,497
                                                                 ---------------

TOTAL COLLATERAL RECEIVED FOR SECURITIES LENDING                     117,704,497
  (Cost $117,704,497)                                            ---------------

TOTAL INVESTMENT SECURITIES - 131.0%                                 858,934,259
                                                                 ---------------
  (COST $873,197,460)

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - (31.0)%  (203,038,727)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $655,895,532
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration       Underlying Face   Unrealized
Contracts Purchased               Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
588 U.S. Treasury 5-Year Notes    September 2006   $60,802,875       $ (42,115)
145 U.S. Treasury 2-Year Notes    September 2006    29,403,281         (86,420)
                                                   -----------------------------
                                                   $90,206,156       $(128,535)
                                                   =============================

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
700 U.S. Treasury 10-Year Notes   September 2006   $73,401,563       $214,284
                                                   =============================

SWAP AGREEMENTS
Notional                                                                          Unrealized
Amount          Description of Agreement                        Expiration Date   Gain (Loss)
---------------------------------------------------------------------------------------------
Credit Default
---------------------------------------------------------------------------------------------
$10,500,000     Pay quarterly a fixed rate equal to 0.85%       December 2010     $10,115
                multiplied by the notional amount and receive
                from Barclays Capital, Inc. upon each default
                event of one of the issues of Dow Jones
                CDX N.A. Investment Grade 5, par value of the
                proportional notional amount.
20,000,000      Pay quarterly a fixed rate equal to 0.40%       June 2011         (4,794)
                multiplied by the notional amount and receive
                from Barclays Capital, Inc. upon each default
                event of one of the issues of Dow Jones
                CDX N.A. Investment Grade 6, par value of the
                proportional notional amount.
10,000,000      Pay quarterly a fixed rate equal to 0.75%       June 2011         27,270
                multiplied by the notional amount and receive
                from Deutsche Bank AG upon each default
                event of one of the issues of Dow Jones
                CDX N.A. Investment Grade 6, par value of the
                proportional notional amount.
---------------------------------------------------------------------------------------------
Interest Rate
---------------------------------------------------------------------------------------------
5,736,000       Receive semiannually a fixed rate equal to      September 2030    (88,093)
                5.6965% and pay quarterly a variable rate
                based on the 3-month LIBOR with Barclays
                Capital, Inc.
                                                                                  -----------
                                                                                  $(55,502)
                                                                                  -----------

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward commitment.
(3) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, swap contract and/or when-issued security.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006 was $24,157,663, which represented 3.7% of total net assets.
(5) When-issued security.
(6) Security, or a portion thereof, was on loan as of June 30, 2006. The aggregate value of securities on loan at June 30, 2006, was $123,016,138.
(7) Category is less than 0.05% of total net assets.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $ 873,209,527
                                            =============
Gross tax appreciation of investments       $     675,641
Gross tax depreciation of investments        (14,950,909)
                                            -------------
Net tax depreciation of investments         $(14,275,268)
                                            =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD FUND
JUNE 30, 2006

[american century investments logo and text logo]

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 89.2%
AEROSPACE & DEFENSE - 1.4%
          $400,000  DRS Technologies Inc.,
                    7.625%, 2/1/18(1)                               $    400,008
           350,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      335,125
           250,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     240,000
                                                                 ---------------
                                                                         975,133
                                                                 ---------------
AUTOMOBILES - 2.4%
           250,000  General Motors Acceptance Corp.,
                    6.15%, 4/5/07(1)                                     248,583
           500,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      477,589
           750,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(1)                                    697,700
           325,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31(1)                                    313,198
                                                                 ---------------
                                                                       1,737,070
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
           250,000  Nortek Inc., 8.50%, 9/1/14                           243,125
                                                                 ---------------
CHEMICALS - 2.5%
           850,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                      867,000
            46,000  IMC Global Inc., 10.875%, 6/1/08                      49,220
           441,000  Lyondell Chemical Co.,
                    9.50%, 12/15/08(1)                                   455,333
           400,000  Nell AF SARL, 8.375%, 8/15/15
                    (Acquired 8/4/05, Cost
                    $400,000)(1)(2)                                      386,500
                                                                 ---------------
                                                                       1,758,053
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.2%
           750,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11(1)                                   723,750
           650,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        685,750
           750,000  Cenveo Corp., 7.875%, 12/1/13(1)                     735,000
           450,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       425,250
           450,000  FTI Consulting Inc., 7.625%, 6/15/13                 457,875
                                                                 ---------------
                                                                       3,027,625
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.3%
           250,000  Lucent Technologies Inc.,
                    6.45%, 3/15/29                                       213,750
           675,000  Nordic Telephone Co. Holdings
                    ApS, 8.875%, 5/1/16 (Acquired
                    4/26/06-5/5/06, Cost $693,594)(2)                    696,938
                                                                 ---------------
                                                                         910,688
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.7%
           500,000  Xerox Corp., 6.875%, 8/15/11                         499,375
                                                                 ---------------
CONSTRUCTION MATERIALS - 1.3%
           400,000  ACIH Inc., VRN, 0.00%, 12/15/07
                    (Acquired 12/21/04, Cost
                    $287,164)(2)(3)                                      320,000
           400,000  NTK Holdings, Inc., VRN, 0.00%,
                    9/1/09(3)                                            291,500

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           350,000  Ply Gem Industries, Inc., 9.00%,
                    2/15/12                                              320,250
                                                                 ---------------
                                                                         931,750
                                                                 ---------------
CONTAINERS & PACKAGING - 2.1%
           500,000  Ball Corp., 6.875%, 12/15/12                         492,500
           250,000  BWAY Corp., 10.00%, 10/15/10                         263,750
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12(1)                                   246,250
           500,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14(1)                                  497,500
                                                                 ---------------
                                                                       1,500,000
                                                                 ---------------
DISTRIBUTORS - 0.6%
           500,000  Amscan Holdings Inc., 8.75%, 5/1/14                  440,000
                                                                 ---------------
DIVERSIFIED - 2.7%
         2,000,000  Dow Jones CDX N.A. High Yield
                    Secured Note, 8.625%, 6/29/11
                    (Acquired 5/23/06, Cost
                    $1,990,000)(1)(2)                                  1,965,000
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.4%
           400,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      380,886
           600,000  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                     555,116
           350,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      310,805
           500,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       491,336
                                                                 ---------------
                                                                       1,738,143
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.9%
           586,000  AT&T Corp., 7.30%, 11/15/11                          622,747
           325,000  Citizens Communications Co.,
                    6.25%, 1/15/13                                       308,750
           500,000  Embarq Corp., 7.08%, 6/1/16                          498,128
           200,000  Intelsat Bermuda Ltd., 9.25%,
                    6/15/16 (Acquired 6/19/06,
                    Cost $200,000)(2)(4)                                 207,500
           250,000  Intelsat Subsidiary Holding Co. Ltd.,
                    VRN, 8.25%, 1/24/07                                  249,375
           500,000  Intelsat Subsidiary Holding Co. Ltd.,
                    VRN, 8.625%, 1/24/07(1)                              503,750
           550,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   539,000
           550,000  Qwest Corp., 7.875%, 9/1/11                          559,625
                                                                 ---------------
                                                                       3,488,875
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
           800,000  MSW Energy Holdings LLC/MSW
                    Energy Finance Co., Inc.,
                    8.50%, 9/1/10                                        828,000
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
           250,000  Celestica Inc., 7.625%, 7/1/13(1)                    243,750
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       477,500
                                                                 ---------------
                                                                         721,250
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.2%
           600,000  Hanover Compressor Co., 8.625%,
                    12/15/10                                             624,000

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           570,000  Newpark Resources, 8.625%,
                    12/15/07                                             571,425
           400,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       401,000
                                                                 ---------------
                                                                       1,596,425
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.7%
           500,000  Ingles Markets, Inc., 8.875%,
                    12/1/11(1)                                           525,625
                                                                 ---------------
FOOD PRODUCTS(5)
            13,000  Dole Food Company, Inc.,
                    8.875%, 3/15/11(1)                                    12,253
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
           650,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     679,250
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.1%
           585,000  Genesis HealthCare Corp.,
                    8.00%, 10/15/13                                      614,981
           800,000  HCA Inc., 6.95%, 5/1/12                              784,903
           400,000  HCA Inc., 7.50%, 11/6/33(1)                          367,594
           250,000  HealthSouth Corp., 10.75%, 6/15/16
                    (Acquired 6/9/06, Cost $246,263)(2)                  246,250
           250,000  Omnicare Inc., 6.875%, 12/15/15(1)                   238,750
                                                                 ---------------
                                                                       2,252,478
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 9.2%
           500,000  Herbst Gaming Inc., 8.125%, 6/1/12                   506,250
           650,000  Intrawest Corp., 7.50%, 10/15/13                     649,999
           600,000  Majestic Star Casino LLC/Majestic
                    Star Casino Capital Corp.,
                    9.50%, 10/15/10                                      631,500
            34,000  Mandalay Resort Group,
                    9.375%, 2/15/10(1)                                    35,955
           500,000  MGM Mirage, 8.50%, 9/15/10                           521,875
           300,000  MGM Mirage, 6.75%, 9/1/12(1)                         290,250
           400,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11(1)                                   393,000
           400,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                         434,000
           300,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       298,778
           300,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      295,465
           250,000  Six Flags Inc., 8.875%, 2/1/10                       238,750
           600,000  Six Flags Inc., 9.75%, 4/15/13(1)                    554,250
           500,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       524,375
           200,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%, 11/15/15                     202,500
           500,000  Trump Entertainment Resorts, Inc.,
                    8.50%, 6/1/15(1)                                     483,125
           500,000  Wynn Las Vegas LLC, 6.625%,
                    12/1/14(1)                                           473,750
                                                                 ---------------
                                                                       6,533,822
                                                                 ---------------
HOUSEHOLD DURABLES - 2.8%
           500,000  D.R. Horton, Inc., 7.875%, 8/15/11                   525,367
           500,000  KB Home, 6.375%, 8/15/11                             478,736
           500,000  Sealy Mattress Co., 8.25%, 6/15/14                   502,500
           550,000  William Lyon Homes, Inc.,
                    10.75%, 4/1/13(1)                                    530,750
                                                                 ---------------
                                                                       2,037,353
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.3%
           450,000  AES Corporation (The), 8.875%, 2/15/11               474,750
           500,000  AES Corporation (The), 8.75%,
                    5/15/13 (Acquired 5/1/03, Cost
                    $500,000)(2)                                         537,500
           650,000  NRG Energy Inc., 7.375%, 2/1/16                      635,375
                                                                 ---------------
                                                                       1,647,625
                                                                 ---------------
IT SERVICES - 1.2%
           450,000  SunGard Data Systems Inc., 9.125%,
                    8/15/13 (Acquired 7/27/05,
                    Cost $466,688)(1)(2)                                 469,125
           350,000  SunGard Data Systems Inc.,
                    10.25%, 8/15/15 (Acquired 6/1/06,
                    Cost $366,188)(1)(2)                                 363,563
                                                                 ---------------
                                                                         832,688
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.6%
           400,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                       400,500
                                                                 ---------------
MACHINERY(5)
            21,000  Terex Corp., 7.375%, 1/15/14                          21,000
                                                                 ---------------
MEDIA - 9.4%
           200,000  Cablevision Systems Corp., 8.00%,
                    4/15/12(1)                                           198,250
           350,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      348,250
           248,000  CCH I, LLC, 11.00%, 10/1/15                          218,240
           550,000  Charter Communications Holdings II
                     LLC, 10.25%, 9/15/10                                554,125
           750,000  Cinemark Inc., VRN, 0.00%, 3/15/09(3)                585,000
           500,000  CSC Holdings, Inc., 8.125%, 8/15/09                  511,250
           250,000  CSC Holdings, Inc., 7.25%, 4/15/12
                    (Acquired 8/5/04, Cost $241,250)(2)                  242,500
           500,000  Dex Media Inc., 8.00%, 11/15/13(1)                   505,000
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc., 8.375%, 3/15/13
526,250
           500,000  Echostar DBS Corp., 6.375%, 10/1/11                  480,000
           250,000  Fisher Communications, Inc.,
                    8.625%, 9/15/14                                      260,000
           800,000  Imax Corp., 9.625%, 12/1/10(1)                       823,999
           500,000  Mediacom LLC, 9.50%, 1/15/13(1)                      500,000
           300,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13                                      274,500
           400,000  Primedia Inc., 8.875%, 5/15/11(1)                    386,000
           300,000  Primedia Inc., 8.00%, 5/15/13                        270,000
                                                                 ---------------
                                                                       6,683,364
                                                                 ---------------
METALS & MINING - 0.8%
           550,000  IPSCO Inc., 8.75%, 6/1/13                            592,625
                                                                 ---------------
MULTI-UTILITIES - 0.7%
           500,000  CMS Energy Corp., 7.50%, 1/15/09(1)                  508,750
                                                                 ---------------

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

MULTILINE RETAIL - 0.5%
           350,000  Neiman Marcus Group Inc., 10.375%,
                    10/15/15 (Acquired 9/28/05,
                    Cost $350,000)(1)(2)                                 373,625
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.0%
           250,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      252,813
           600,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14(1)                                    601,500
           800,000  El Paso Corp., 7.875%, 6/15/12                       817,999
           300,000  El Paso Corp., 7.80%, 8/1/31(1)                      292,875
           650,000  Forest Oil Corp., 7.75%, 5/1/14(1)                   654,875
           390,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       413,400
           400,000  Massey Energy Co., 6.625%, 11/15/10                  396,000
           250,000  Massey Energy Co., 6.875%, 12/15/13
                    (Acquired 12/9/05, Cost
                    $248,108)(1)                                         233,750
           520,000  Pacific Energy Partners L.P./Pacific
                    Energy Finance Corp., 7.125%, 6/15/14
527,800
           500,000  Range Resources Corp., 7.375%,
                    7/15/13                                              498,750
           500,000  Williams Companies, Inc. (The),
                    8.125%, 3/15/12(1)                                   521,250
           500,000  Williams Companies, Inc. (The),
                    7.875%, 9/1/21(1)                                    510,000
                                                                 ---------------
                                                                       5,721,012
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.6%
           400,000  Abitibi-Consolidated Inc.,
                    6.95%, 4/1/08(1)                                     389,500
           550,000  Boise Cascade LLC, 7.125%, 10/15/14                  489,500
           500,000  Georgia-Pacific Corp., 7.70%, 6/15/15                480,000
            21,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        19,793
           500,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       450,000
                                                                 ---------------
                                                                       1,828,793
                                                                 ---------------
PERSONAL PRODUCTS - 0.9%
           610,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                 671,000
                                                                 ---------------
REAL ESTATE - 0.2%
           162,000  CB Richard Ellis Services Inc.,
                    9.75%, 5/15/10                                       174,150
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.6%
           400,000  Host Marriott L.P.,
                    7.00%, 8/15/12(1)                                    398,500
                                                                 ---------------
ROAD & RAIL - 2.2%
           675,000  Avis Budget Car Rental LLC,
                    7.75%, 5/15/16 (Acquired 4/11/06,
                    Cost $675,000)(2)                                    651,375
           300,000  Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05, Cost
                    $301,125)(2)                                         309,000
           550,000  Hertz Corp., 10.50%, 1/1/16
                    (Acquired 12/15/05-1/27/06,
                    Cost $572,313)(1)(2)                                 585,750
                                                                 ---------------
                                                                       1,546,125
                                                                 ---------------
SPECIALTY RETAIL - 4.1%
           700,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12(1)                                    696,500

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                  VALUE
--------------------------------------------------------------------------------

           250,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       243,750
           600,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%, 12/15/13                       600,000
           650,000  GSC Holdings Corp., 8.00%, 10/1/12(1)                653,250
           350,000  Toys "R" Us, Inc., 7.375%, 10/15/18                  249,813
           500,000  United Auto Group, Inc.,
                    9.625%, 3/15/12                                      525,000
                                                                 ---------------
                                                                       2,968,313
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
           625,000  Perry Ellis International, Inc.,
                    8.875%, 9/15/13                                      615,625
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.9%
           400,000  United Rentals North America, Inc.,
                    6.50%, 2/15/12                                       380,000
           271,000  United Rentals North America, Inc.,
                    7.75%, 11/15/13                                      258,805
                                                                 ---------------
                                                                         638,805
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 5.4%
           200,000  Dobson Communications Corp.,
                    8.875%, 10/1/13(1)                                   197,500
           500,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       481,050
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       509,284
           400,000  Nextel Partners Inc., 8.125%, 7/1/11                 420,500
           650,000  Rogers Wireless Communications
                    Inc., 7.25%, 12/15/12                                658,124
           300,000  Rogers Wireless Communications
                    Inc., 7.50%, 3/15/15(1)                              304,500
           350,000  Rural Cellular Corp., 9.75%, 1/15/10(1)              350,438
           300,000  Rural Cellular Corp., 9.875%, 2/1/10(1)              310,125
           300,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                       293,250
           300,000  UbiquiTel Operating Company,
                    9.875%, 3/1/11                                       327,750
                                                                 ---------------
                                                                       3,852,521
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 63,876,314
  (Cost $64,552,149)                                             ---------------

U.S. TREASURY SECURITIES - 1.4%
         1,000,000  U.S. Treasury Notes, 4.25%,
                    11/30/07(1)                                          987,110
                                                                 ---------------
  (Cost $998,182)

COMMON STOCKS - 0.1%
HOTELS, RESTAURANTS & LEISURE - 0.1%
             4,076  Trump Entertainment Resorts, Inc.(6)                  82,131
                                                                 ---------------
  (Cost $40,020)

TEMPORARY CASH INVESTMENTS - 7.8%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
4.00% - 4.625%, 3/31/08 - 2/15/14, valued at
$2,047,276), in a joint trading account at 4.35%,
dated 6/30/06, due 7/3/06 (Delivery value $2,002,726)                  2,002,000

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
                                                                         VALUE
--------------------------------------------------------------------------------

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%, 2/15/26, valued at $3,655,279), in a joint
trading account at 4.48%, dated 6/30/06,
due 7/3/06 (Delivery value $3,551,325)(7)                              3,550,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                       5,552,000
  (Cost $5,552,000)                                              ---------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(8) - 28.2%
Repurchase Agreement, UBS AG, (collateralized by
various U.S. Government Agency obligations in a
pooled account at the lending agent), 5.31%, dated
6/30/06, due 7/3/06 (Delivery value $20,192,013)                      20,183,077
                                                                 ---------------
  (Cost $20,183,077)
TOTAL INVESTMENT SECURITIES - 126.7%                                  90,680,632
                                                                 ---------------
  (COST $91,325,428)
OTHER ASSETS AND LIABILITIES - (26.7)%                              (19,125,012)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $ 71,555,620
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
CDX = Credit Derivatives Index
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
(1) Security, or a portion thereof, was on loan as of June 30, 2006. The aggregate value of securities on loan at June 30, 2006, was $20,077,033.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006 was $7,354,626, which represented 10.3% of total net assets. None of the restricted securities were considered illiquid.
(3) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    June 30, 2006.
(4) When-issued security.
(5) Category is less than 0.05% of total net assets.
(6) Non-income producing.
(7) Security, or a portion thereof, has been segregated for a when-issued security.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

HIGH-YIELD - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $ 91,325,428
                                            ============
Gross tax appreciation of investments       $    853,479
Gross tax depreciation of investments        (1,498,275)
                                            ------------
Net tax depreciation of investments         $  (644,796)
                                            ============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
PREMIUM MONEY MARKET FUND
JUNE 30, 2006

[american century investments logo and text logo]

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 63.2%
       $15,000,000  American Family Financial Services,
                    4.94%, 9/15/06                                  $ 14,843,478
         4,000,000  American Family Financial Services,
                    5.08%, 11/1/06                                     3,930,573
        10,000,000  Amstel Funding Corp., 5.32%,
                    7/5/06 (Acquired 6/26/06,
                    Cost $9,989,656)(2)                                9,994,089
         3,200,000  Amstel Funding Corp., 5.08%,
                    7/17/06 (Acquired 4/25/06-6/19/06,
                    Cost $3,171,394)(2)                                3,192,780
         2,900,000  Amstel Funding Corp., 5.21%,
                    8/2/06 (Acquired 6/14/06,
                    Cost $2,879,435)(2)                                2,886,570
         2,501,000  Amsterdam Funding Corp.,
                    5.04%, 7/5/06 (Acquired 5/12/06,
                    Cost $2,482,092)(2)                                2,499,599
        10,000,000  ANZ Inc., 5.20%, 12/5/06                           9,773,222
         5,000,000  Cedar Springs Capital Co., 5.10%,
                    7/6/06 (Acquired 6/7/06, Cost
                    $4,979,458)(2)                                     4,996,458
         2,900,000  Cedar Springs Capital Co., 5.11%,
                    8/2/06 (Acquired 5/8/06, Cost
                    $2,864,599)(2)                                     2,886,828
         5,000,000  Cedar Springs Capital Co., 5.07%,
                    8/7/06 (Acquired 5/12/06, Cost
                    $4,938,738)(2)                                     4,973,946
         5,000,000  Cedar Springs Capital Co., 5.23%,
                    9/13/06 (Acquired 6/13/06, Cost
                    $4,933,236)(2)                                     4,946,299
        10,000,000  Charta LLC, 4.90%, 7/10/06
                    (Acquired 4/6/06, Cost
                    $9,870,694)(2)                                     9,987,750
         5,000,000  Charta LLC, 5.03%, 7/11/06
                    (Acquired 5/8/06, Cost
                    $4,955,289)(2)                                     4,993,014
        10,000,000  Citibank Credit Card Issuance
                    Trust, 5.26%, 7/20/06 (Acquired
                    6/22/06, Cost $9,959,089)(2)                       9,972,239
        10,000,000  CRC Funding LLC, 5.06%,
                    8/11/06 (Acquired 5/15/06,
                    Cost $9,876,433)(2)                                9,942,429
        15,000,000  Credit Suisse First Boston, 5.24%,
                    7/26/06 (Acquired 6/26/06,
                    Cost $14,934,500)(2)                              14,945,417
         7,000,000  Crown Point Capital Co., 5.07%,
                    7/5/06 (Acquired 6/7/06,
                    Cost $6,972,397)(2)                                6,996,057
         3,000,000  Crown Point Capital Co., 5.04%,
                    7/11/06 (Acquired 5/16/06,
                    Cost $2,976,480)(2)                                2,995,800
        10,000,000  Depfa Bank plc, 5.05%, 8/14/06
                    (Acquired 5/16/06, Cost
                    $9,873,750)(2)                                     9,938,278
         1,500,000  Depfa Bank plc, 5.10%, 10/19/06
                    (Acquired 5/12/06, Cost
                    $1,466,000)(2)                                     1,476,625
         3,400,000  Dexia Delaware LLC, 5.18%, 8/7/06                  3,381,899
         9,500,000  Emerald Notes of the MBNA, 5.35%,
                    8/23/06 (Acquired 6/28/06,
                    Cost $9,420,939)(2)                                9,425,174
         5,000,000  Emerald Notes of the MBNA, 5.18%,
                    8/29/06 (Acquired 6/7/06,
                    Cost $4,940,286)(2)                                4,957,553
         7,000,000  Emerald Notes of the MBNA,
                    5.33%, 9/21/06 (Acquired 6/19/06,
                    Cost $6,902,579)(2)                                6,915,016
         8,600,000  Falcon Asset Security Corp., 5.15%,
                    7/14/06 (Acquired 6/13/06,
                    Cost $8,561,861)(2)                                8,584,006
        10,000,000  Fortis Funding LLC, 4.90%, 8/3/06
                    (Acquired 4/3/06, Cost
                    $9,833,944)(2)                                     9,955,083
         6,000,000  Govco Incorporated, 5.10%,
                    8/23/06 (Acquired 5/24/06,
                    Cost $5,922,650)(2)                                5,954,950
         9,000,000  Govco Incorporated, 5.18%,
                    9/7/06 (Acquired 6/8/06,
                    Cost $8,882,155)(2)                                8,911,940
         7,500,000  HBOS Treasury Services plc,
                    5.06%, 8/7/06                                      7,460,996
         5,000,000  HBOS Treasury Services plc,
                    5.14%, 8/23/06                                     4,962,164

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         2,000,000  HBOS Treasury Services plc,
                    5.28%, 9/7/06                                      1,980,053
        19,000,000  ING (U.S.) Funding LLC, 5.04%,
                    7/5/06                                            18,989,361
        10,000,000  Ixis, 5.22%, 7/18/06 (Acquired
                    6/26/06, Cost $9,968,100)(2)                       9,975,350
        10,000,000  Ixis, 5.11%, 8/16/06 (Acquired
                    6/2/06, Cost $9,893,542)(2)                        9,934,705
         7,500,000  Legacy Capital LLC, 5.19%,
                    7/10/06 (Acquired 6/15/06,
                    Cost $7,472,969)(2)                                7,490,269
         6,500,000  Lexington Parker Capital, 5.05%,
                    7/14/06 (Acquired 5/12/06,
                    Cost $6,442,556)(2)                                6,488,147
        10,000,000  Lexington Parker Capital, 4.68%,
                    7/18/06 (Acquired 2/1/06-2/6/06,
                    Cost $9,786,396)(2)                                9,977,923
         2,783,000  Lexington Parker Capital, 5.09%,
                    10/20/06 (Acquired 5/12/06,
                    Cost $2,719,649)(2)                                2,739,323
        10,000,000  Merrill Lynch & Co., Inc., 5.19%,
                    7/7/06                                             9,991,350
        10,000,000  Merrill Lynch & Co., Inc., 5.04%,
                    8/1/06                                             9,956,600
         6,500,000  Morgan Stanley, 5.28%, 7/6/06                      6,495,233
         9,500,000  Morgan Stanley, 5.28%, 7/13/06                     9,483,280
        11,000,000  Nestle Capital Corp., 5.20%,
                    7/25/06 (Acquired 6/26/06,
                    Cost $10,953,922)(2)                              10,961,867
         3,200,000  Nieuw Amsterdam Rec, 5.04%,
                    7/5/06 (Acquired 5/24/06,
                    Cost $3,181,184)(2)                                3,198,208
         1,073,000  Nieuw Amsterdam Rec, 5.04%,
                    7/10/06 (Acquired 5/11/06,
                    Cost $1,063,987)(2)                                1,071,648
         9,500,000  Nieuw Amsterdam Rec, 5.01%,
                    7/24/06 (Acquired 4/25/06,
                    Cost $9,381,013)(2)                                9,469,592
         3,401,000  Nieuw Amsterdam Rec, 5.12%,
                    8/24/06 (Acquired 5/25/06,
                    Cost $3,356,984)(2)                                3,374,880
         2,000,000  Paradigm Funding LLC, 4.90%,
                    7/6/06 (Acquired 4/5/06,
                    Cost $1,974,956)(2)                                1,998,639
         9,500,000  Paradigm Funding LLC, 5.04%,
                    7/18/06 (Acquired 5/19/06,
                    Cost $9,420,200)(2)                                9,477,390
         9,600,000  Paradigm Funding LLC, 5.24%,
                    7/19/06 (Acquired 6/20/06,
                    Cost $9,559,477)(2)                                9,574,848
        10,000,000  Preferred Receivable Funding,
                    4.94%, 7/13/06 (Acquired 4/12/06,
                    Cost $9,873,756)(2)                                9,983,533
        11,100,000  Preferred Receivable Funding, 5.14%,
                    9/13/06 (Acquired 5/10/06-6/12/06,
                    Cost $10,933,967) (2)                             10,982,650
         1,700,000  Spintab AB, 5.25%, 7/25/06                         1,694,050
         5,000,000  Spintab AB, 5.06%, 7/26/06                         4,982,431
        15,000,000  Spintab AB, 5.17%, 9/6/06                         14,855,671
        10,000,000  Thunder Bay Funding LLC, 5.03%,
                    7/10/06 (Acquired 5/18/06,
                    Cost $9,925,947)(2)                                9,987,425
        10,000,000  Thunder Bay Funding LLC, 5.35%,
                    9/18/06 (Acquired 6/22/06,
                    Cost $9,869,222)(2)                                9,882,597
        10,000,000  Toronto Dominion Holdings, 4.91%,
                    7/10/06 (Acquired 4/6/06,
                    Cost $9,870,563)(2)                                9,987,738
         7,500,000  Toronto Dominion Holdings,
                    5.20%, 9/12/06                                     7,420,917
        10,000,000  Toyota Motor Credit Corp.,
                    5.05%, 12/28/06                                    9,747,450
        10,000,000  Tulip Funding Corp., 5.20%,
                    7/14/06 (Acquired 6/16/06,
                    Cost $9,959,556)(2)                                9,981,222
        10,000,000  Tulip Funding Corp., 5.06%,
                    8/16/06 (Acquired 5/16/06,
                    Cost $9,870,689)(2)                                9,935,345

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

         9,800,000  Variable Funding Corp., 5.16%,
                    7/5/06 (Acquired 6/16/06,
                    Cost $9,773,311)(2)                                9,794,381
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                               478,544,308
                                                                 ---------------
CORPORATE BONDS - 15.7%
         5,000,000  American Honda Finance Corp.,
                    VRN, 5.18%, 7/6/06, resets
                    quarterly off the 3-month LIBOR
                    plus 0.17% with no caps (Acquired
                    4/6/06, Cost $5,005,000)(2)                        5,002,710
         3,000,000  American Honda Finance Corp.,
                    VRN, 5.07%, 7/18/06, resets
                    quarterly off the 3-month LIBOR
                    with no caps (Acquired 6/22/06,
                    Cost $2,999,760)(2)                                2,999,776
         3,545,000  Christopher Place Inc., VRN,
                    5.45%, 7/6/06                                      3,545,000
         2,425,000  Coastal Area Stores Inc./Tattnall
                    Foods Inc., VRN, 5.40%, 7/6/06                     2,425,000
         3,465,000  CPR Investments LLC, VRN,
                    5.40%, 7/6/06                                      3,465,000
         1,000,000  First Baptist Church of Opelika,
                    VRN, 5.31%, 7/6/06                                 1,000,000
         4,545,000  Green Island Country Club Inc.,
                    VRN, 5.40%, 7/6/06                                 4,545,000
         8,575,000  Guardian Angel Homes Lewiston LLC,
                    VRN, 5.39%, 7/6/06                                 8,575,000
         6,100,000  HBOS Treasury Services plc, VRN,
                    5.12%, 7/12/06, resets quarterly
                    off the 3-month LIBOR plus 0.08%
                    with no caps (Acquired 1/12/06,
                    Cost $6,107,320)(2)                                6,103,912
         6,300,000  Lee Group Inc./County Materials
                    Inc./Lees Aggregate & Trucking
                    Inc., VRN, 5.46%, 7/6/06                           6,300,000
        13,000,000  OSS Realty Co., VRN, 5.35%,
                    7/6/06                                            12,999,999
         5,000,000  Royal Bank of Scotland plc,
                    VRN, 5.05%, 7/5/06, resets
                    monthly off the 1-month LIBOR
                    minus 0.08% with no caps                           4,999,983
         4,000,000  Royal Bank of Scotland plc (New
                    York), VRN, 4.79%, 8/24/06, resets
                    quarterly off the 3-month LIBOR
                    plus 0.01% with no caps (Acquired
                    5/12/06, Cost $4,000,680)(2)                       4,000,507
         2,000,000  Salvation Army, Series 2004A,
                    VRN, 5.35%, 7/6/06                                 2,000,000
         3,945,000  Six Ten Properties LLC, VRN,
                    5.40%, 7/6/06                                      3,945,000
         2,010,000  St. Mary's Congregation, VRN,
                    5.50%, 7/6/06                                      2,010,000
        10,000,000  SunTrust Bank, VRN, 5.24%,
                    7/24/06, resets monthly off the
                    1-month LIBOR minus 0.05% with
                    no caps                                           10,000,000
         5,000,000  Transamerica Occidental Life
                    Insurance Co., VRN, 5.26%, 8/1/06,
                    resets quarterly off the 3-month
                    LIBOR plus 0.11% with no caps
                    (Acquired 11/9/99, Cost $5,000,000)(2)             5,000,000
         9,000,000  Travelers Insurance Co. Group, VRN,
                    5.23%, 8/4/06, resets quarterly
                    off the 3-month LIBOR plus 0.08%
                    with no caps (Acquired 8/7/03,
                    Cost $9,000,000)(2)                                9,000,000
         1,000,000  U.S. Bank N.A., VRN, 5.125%,
                    7/28/06, resets quarterly off the
                    3-month LIBOR with no caps                           999,846
        10,000,000  Wachovia Bank N.A., VRN, 4.92%,
                    9/30/06, resets quarterly off the
                     3-month LIBOR minus 0.04%
                    with no caps                                      10,000,098
        10,000,000  Wal-Mart Stores, Inc., 5.88%,
                    6/1/07                                            10,050,680
                                                                 ---------------
TOTAL CORPORATE BONDS                                                118,967,511
                                                                 ---------------

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 10.5%
           600,000  American National Fish & Wildlife
                    Museum District Rev., Series
                    2004 B, VRDN, 5.44%, 7/6/06
                    (LOC: Commerce Bank N.A.)                            600,000
         2,150,000  Arizona Health Facilities Auth.
                    Rev., Series 2003 C, (Terraces),
                    VRDN, 5.45%, 7/6/06 (LOC:
                    Lloyds TSB Bank plc)                               2,150,000
           680,000  Board Trustees Morgan County
                    Memorial Hospital Rev.,
                    (Johnson County), VRDN, 5.52%,
                    7/6/06 (LOC: Fifth Third Bank)                       680,000
         1,745,000  Calexico Unified School District
                    COP, (Refinancing Project),
                    VRDN, 5.38%, 7/6/06 (XLCA)
                    (SBBPA: Wachovia Bank N.A.)                        1,745,000
         1,360,000  California Infrastructure & Economic
                    Development Bank Rev., Series
                    2000 B, (Metrotile Manufacturing),
                    VRDN, 5.45%, 7/6/06
                    (LOC: Comerica Bank)                               1,360,000
           400,000  California Statewide Communities
                    Development Auth. Rev., (Industrial
                    Improvements), VRDN, 5.51%,
                    7/6/06 (LOC: Bank of the West)                       400,000
           855,000  Colorado Housing & Finance Auth.
                    Rev., Series 2004 B, (Corey
                    Building), VRDN, 5.45%, 7/6/06
                    (LOC: Guaranty Bank & Trust &
                    Wells Fargo Bank N.A.)                               855,000
           920,000  Colorado Housing & Finance
                    Auth. Rev., Series 2004 B, (Taxable
                    POPIEL Properties), VRDN, 5.43%,
                    7/6/06 (LOC: Guaranty Bank &
                    Trust & Wells Fargo Bank N.A.)                       920,000
         2,110,000  Colorado Housing & Finance
                    Auth. Rev., Series 2005 B, (Closet
                    Factory), VRDN, 5.45%, 7/6/06
                    (LOC: Bank of New York)                            2,110,000
         3,155,000  Columbus Development Auth. Rev.,
                    (1043 Partnership, LLP), VRDN,
                    5.40%, 7/6/06 (LOC: Columbus
                    Bank & Trust)                                      3,155,000
         1,000,000  Columbus Development Auth.
                    Rev., (CEDC/ICFORM Inc.), VRDN,
                    5.45%, 7/6/06 (LOC: Columbus
                    Bank & Trust)                                      1,000,000
         2,000,000  Columbus Development Auth. Rev.,
                    (Columbus Park East), VRDN,
                     5.40%, 7/6/06 (LOC: Columbus
                    Bank & Trust)                                      2,000,000
         1,400,000  Columbus Development Auth. Rev.,
                    Series 2005 B, (Foundation
                    Properties, Inc., Student Housing),
                    VRDN, 5.41%, 7/6/06 (LOC:
                    Columbus Bank & Trust)                             1,400,000
         5,000,000  Cook County GO, Series 2005 D,
                    (Public Improvements), VRDN,
                    5.37%, 7/5/06 (SBBPA: Depfa
                    Bank plc)                                          5,000,000
         5,105,000  Cook County Industrial Development
                    Rev., Series 1999 B, (Devorahco
                    LLC), VRDN, 5.39%, 7/6/06
                    (LOC: LaSalle Bank N.A.) (Acquired
                    3/23/01, Cost $5,105,000)(2)                       5,105,000
           925,000  Crawford Education Facilities Corp.
                    Rev., Series 2004 B, (Refunding
                    Taxable University Package), VRDN,
                    5.45%, 7/6/06 (LOC: BNP Paribas)                     925,000
         5,000,000  Fairfield Rev., Series 2005 A-2,
                    VRDN, 5.35%, 7/6/06 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale)                                      5,000,000
           600,000  Greenville South Carolina Memorial
                    Auditorium District COP, Series
                    1996 C, (BI-LO Center), VRDN,
                    5.45%, 7/5/06 (LOC: Bank of
                    America N.A.)                                        600,000
         6,285,000  Kansas City Missouri Tax Increment
                    Rev., Series 2003 B, (Chouteau
                    Development Company LLC), VRDN,
                    5.38%, 7/6/06 (MBIA) (SBBPA:
                    JPMorgan Chase Bank)                               6,285,000
         7,500,000  Mississippi Business Finance Corp.
                    Rev., Series 2005, (Future Pipe
                     Industries, Inc.) VRDN, 5.35%,
                    7/6/06 (LOC: Mashreqbank &
                    Bank of New York)                                  7,500,000
         7,615,000  Montebello COP, VRDN, 5.40%,
                    7/5/06 (LOC: Union Bank of
                    California N.A. & California State
                    Teacher's Retirement System)                       7,615,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           320,000  Nebraska Investment Finance Auth.
                    Multifamily Rev., Series 2001 B,
                    (Riverbend Apartments), VRDN,
                    5.47%, 7/6/06 (LOC: LaSalle
                    Bank N.A.) (Acquired 9/5/01,
                    Cost $320,000)(2)                                    320,000
         5,000,000  New Orleans Rev., VRDN, 5.57%,
                    7/6/06 (Ambac) (SBBPA: Bank
                    One Louisiana)                                     5,000,000
         3,000,000  Ogden City Redevelopment Ageny
                    Rev., Series 2005 C1, VRDN, 5.49%,
                    7/4/06 (LOC: Bank of New York)                     3,000,000
         1,220,000  Ontario County Industrial
                    Development Agency Rev., Series
                    2005 B, (Friends of the Finger
                    Lakes Performing Arts Center, Inc.
                    Civic Facility), VRDN, 5.35%,
                    7/3/06 (LOC: Citizens Bank NA)                     1,220,000
         1,700,000  Oregon State Facilities Auth. Rev.,
                    (Hazelden Springbrook), VRDN,
                    5.50%, 7/6/06 (LOC: Allied Irish
                    Bank plc)                                          1,700,000
         2,000,000  Osceola County Housing Finance
                    Auth. Rev., Series 2002 B, (Regatta
                    Bay Apartments), VRDN, 5.45%,
                    7/5/06 (LOC: FNMA)                                 2,000,000
           100,000  Palm Beach County Florida Housing
                    Finance Auth. Rev., Series 2003 B,
                    (Renaissance), VRDN, 5.45%,
                    7/5/06 (FNMA) (LOC: FNMA)                            100,000
         3,900,000  Southeast Alabama Gas District Rev.,
                    (Lateral Project), VRDN, 5.35%,
                    7/6/06 (Ambac) (SBBPA: AmSouth
                    Bank of Alabama)                                   3,900,000
         2,500,000  Southeast Industrial Development
                    Agency Rev., (Powers Fasteners),
                    VRDN, 5.45%, 7/6/06
                    (LOC: Bank of New York)                            2,500,000
         1,055,000  St. Charles County Industrial
                    Development Auth. Rev., Series
                    2004 B, (Taxable Development
                    Newco), VRDN, 5.54%, 7/6/06
                    (LOC: M&I Marshall & Ilsley)                       1,055,000
         2,500,000  West Covina Public Financing Auth.
                    Tax Allocation Rev., Series 1999,
                    (Redevelopment Agency & Sub-Lien),
                    VRDN, 5.43%, 7/6/06
                    (LOC: Allied Irish Bank plc)                       2,500,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            79,700,000
                                                                 ---------------

CERTIFICATES OF DEPOSIT - 7.9%
         3,000,000  Barclays Bank plc (New York),
                    4.95%, 7/6/06 (Acquired 5/15/06,
                    Cost $2,999,310)(2)                                2,999,932
         5,000,000  Barclays Bank plc (New York),
                    5.15%, 8/22/06 (Acquired 5/19/06,
                    Cost $5,000,063) (2)                               5,000,035
        10,000,000  Canadian Imperial Bank of
                    Commerce (New York), 5.28%,
                    8/18/06 (Acquired 6/19/06,
                    Cost $10,000,000) (2)                             10,000,000
         9,000,000  Citibank N.A., 5.17%, 8/23/06
                    (Acquired 5/23/06,
                    Cost $9,000,000) (2)                               9,000,000
        11,000,000  Citibank N.A., 5.24%, 9/7/06
                    (Acquired 6/7/06,
                    Cost $11,000,000) (2)                             11,000,000
        13,000,000  Fortis Bank SA (New York), 5.29%,
                    8/21/06 (Acquired 6/19/06,
                    Cost $13,000,000) (2)                             13,000,001
         8,100,000  Royal Bank of Scotland (New York),
                    4.82%, 1/18/07 (Acquired
                    12/21/05, Cost $8,101,768) (2)                     8,100,904
         1,000,000  Toronto Dominion Bank (New York),
                    5.03%, 7/17/06 (Acquired
                    5/15/06, Cost $999,881) (2)                          999,969
                                                                 ---------------
TOTAL CERTIFICATES OF DEPOSIT                                         60,100,841
                                                                 ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 2.6%
         5,000,000  FHLB, 5.00%, 1/29/07                               5,000,000
         5,000,000  FHLB, 4.80%, 2/23/07                               5,000,000

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

        10,000,000  FHLB, 4.89%, 3/5/07                               10,000,000
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               20,000,000
                                                                 ---------------
TOTAL INVESTMENT SECURITIES - 99.9%                                  757,312,660
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.1%                                      428,709
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $757,741,369
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
XLCA = XL Capital Ltd.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006 was
    $436,228,326, which represented 57.6% of total net assets.  Restricted securities considered illiquid represent 1.8% of total net assets.

PREMIUM MONEY MARKET - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments     $ 757,312,660
                                    =============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INFLATION PROTECTION BOND FUND
JUNE 30, 2006

[american century investments logo and text logo]

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                          VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 96.6%
  $1,300,000  U.S. Treasury Inflation Indexed Bonds,
              2.375%, 1/15/25                                        $ 1,353,193
   1,350,000  U.S. Treasury Inflation Indexed Bonds,
              2.00%, 1/15/26                                           1,255,439
     665,000  U.S. Treasury Inflation Indexed Bonds,
              3.625%, 4/15/28                                            983,490
     435,000  U.S. Treasury Inflation Indexed Bonds,
              3.875%, 4/15/29                                            660,012
     600,000  U.S. Treasury Inflation Indexed Bonds,
              3.375%, 4/15/32                                            804,389
     750,000  U.S. Treasury Inflation Indexed Notes,
              3.625%, 1/15/08                                            951,961
     650,000  U.S. Treasury Inflation Indexed Notes,
              3.875%, 1/15/09                                            827,589
     530,000  U.S. Treasury Inflation Indexed Notes,
              4.25%, 1/15/10                                             674,639
   1,025,000  U.S. Treasury Inflation Indexed Notes,
              0.875%, 4/15/10                                          1,028,933
   1,050,000  U.S. Treasury Inflation Indexed Notes,
              3.50%, 1/15/11                                           1,272,107
     700,000  U.S. Treasury Inflation Indexed Notes,
              2.375%, 4/15/11                                            708,157
     830,000  U.S. Treasury Inflation Indexed Notes,
              3.375%, 1/15/12                                            987,075
     575,000  U.S. Treasury Inflation Indexed Notes,
              3.00%, 7/15/12                                             663,886
     450,000  U.S. Treasury Inflation Indexed Notes,
              1.875%, 7/15/13                                            474,507
     700,000  U.S. Treasury Inflation Indexed Notes,
              2.00%, 1/15/14                                             737,179
     900,000  U.S. Treasury Inflation Indexed Notes,
              2.00%, 7/15/14                                             926,941
     825,000  U.S. Treasury Inflation Indexed Notes,
              1.625%, 1/15/15                                            812,006
   1,000,000  U.S. Treasury Inflation Indexed Notes,
              1.875%, 7/15/15                                            983,445
   1,150,000  U.S. Treasury Inflation Indexed Notes,
              2.00%, 1/15/16                                           1,115,472
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        17,220,420
  (Cost $17,910,119)                                             ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 2.6%
     360,000  TVA Inflation Indexed Notes, 3.375%, 1/15/07               458,931
                                                                 ---------------
  (Cost $463,155)

TOTAL INVESTMENT SECURITIES - 99.2%                                   17,679,351
                                                                 ---------------
  (COST $18,373,274)
OTHER ASSETS AND LIABILITIES - 0.8%                                      137,268
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                            $17,816,619
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
TVA = Tennessee Valley Authority

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $ 18,416,144
                                             ============
Gross tax appreciation of investments        $         --
Gross tax depreciation of investments           (736,793)
                                             ------------
Net tax depreciation of investments          $  (736,793)
                                             ============

The difference between book-basis and tax-basis cost and appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET SELECT BOND FUND
JUNE 30, 2006

[american century investments logo and text logo]

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) - 35.6%
          $824,630  FHLMC, 4.50%, 5/1/19                            $    779,880
           330,561  FHLMC, 5.00%, 10/1/19                                318,757
         1,147,517  FHLMC, 5.00%, 11/1/19                              1,106,538
           117,349  FHLMC, 5.50%, 11/1/19                                115,248
           160,325  FHLMC, 5.50%, 11/1/19                                157,456
           136,033  FHLMC, 5.50%, 11/1/19                                133,599
           103,794  FHLMC, 5.50%, 11/1/19                                101,937
            75,160  FHLMC, 5.50%, 11/1/19                                 73,814
           115,303  FHLMC, 5.50%, 12/1/19                                113,239
            75,503  FHLMC, 5.00%, 2/1/20                                  72,717
            35,382  FHLMC, 5.00%, 2/1/20                                  34,076
           200,611  FHLMC, 5.50%, 3/1/20                                 196,893
           404,142  FHLMC, 5.50%, 3/1/20                                 396,653
           174,750  FHLMC, 5.50%, 3/1/20                                 171,512
           243,922  FHLMC, 5.00%, 5/1/20                                 234,920
           127,101  FHLMC, 5.00%, 5/1/20                                 122,410
           217,589  FHLMC, 5.00%, 5/1/20                                 209,560
            41,485  FHLMC, 5.00%, 5/1/20                                  39,954
           158,239  FHLMC, 4.00%, 10/1/20                                145,932
           271,780  FHLMC, 6.50%, 5/1/34                                 273,574
           613,296  FHLMC, 5.50%, 6/1/35                                 589,640
           413,217  FHLMC, 5.50%, 10/1/35                                397,279
         2,248,672  FHLMC, 5.00%, 11/1/35                              2,102,373
         2,339,042  FHLMC, 5.00%, 12/1/35                              2,186,863
           163,038  FHLMC, 6.50%, 3/1/36                                 164,062
           161,570  FHLMC, 6.50%, 3/1/36                                 162,584
           318,147  FNMA, 5.32%, 4/1/14                                  310,132
           491,838  FNMA, 5.17%, 1/1/16                                  473,388
         1,282,493  FNMA, 5.29%, 4/1/16                                1,241,659
           166,481  FNMA, 4.00%, 6/1/19                                  153,849
         1,304,187  FNMA, 4.50%, 6/1/19                                1,234,708
         1,001,764  FNMA, 4.50%, 8/1/19                                  948,396
           124,933  FNMA, 6.00%, 10/1/19                                 125,477
           148,167  FNMA, 4.50%, 12/1/19                                 140,274
           244,458  FNMA, 5.00%, 3/1/20                                  235,878
           224,785  FNMA, 5.00%, 3/1/20                                  216,628
           333,108  FNMA, 4.50%, 4/1/20                                  314,971
           187,579  FNMA, 5.00%, 4/1/20                                  180,773
           469,890  FNMA, 5.00%, 5/1/20                                  452,839
           287,473  FNMA, 5.00%, 5/1/20                                  277,041
            56,184  FNMA, 5.00%, 5/1/20                                   54,145
           680,615  FNMA, 4.50%, 7/1/20                                  643,558
           943,615  FNMA, 5.00%, 7/1/20                                  909,373
           543,879  FNMA, 5.50%, 9/1/34                                  523,954
           926,229  FNMA, 6.00%, 10/1/34                                 913,761
         1,643,890  FNMA, 5.00%, 11/1/34                               1,542,082
           737,109  FNMA, 6.00%, 11/1/34                                 727,187
           433,551  FNMA, 5.50%, 3/1/35                                  416,852
            57,155  FNMA, 5.50%, 3/1/35                                   54,953
           107,373  FNMA, 5.50%, 3/1/35                                  103,238
           359,736  FNMA, 5.50%, 3/1/35                                  345,881
           102,567  FNMA, 5.50%, 3/1/35                                   98,617
           500,508  FNMA, 5.00%, 4/1/35                                  468,319
           492,524  FNMA, 6.00%, 5/1/35                                  485,303
            67,130  FNMA, 6.00%, 5/1/35                                   66,146
            13,613  FNMA, 6.00%, 6/1/35                                   13,414

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           800,988  FNMA, 6.00%, 6/1/35                                  789,244
           342,845  FNMA, 6.00%, 6/1/35                                  337,818
         1,607,633  FNMA, 5.00%, 7/1/35                                1,504,241
           312,087  FNMA, 5.50%, 7/1/35                                  300,067
           208,725  FNMA, 6.00%, 7/1/35                                  205,664
           298,801  FNMA, 6.00%, 7/1/35                                  294,420
           517,592  FNMA, 5.50%, 8/1/35                                  497,657
           237,268  FNMA, 6.00%, 8/1/35                                  233,789
         2,043,000  FNMA, 4.50%, 9/1/35                                1,852,788
           566,381  FNMA, 5.50%, 9/1/35                                  544,567
           365,283  FNMA, 5.50%, 9/1/35                                  351,214
           728,577  FNMA, 5.50%, 9/1/35                                  700,516
           353,278  FNMA, 5.50%, 9/1/35                                  339,672
           159,769  FNMA, 5.50%, 9/1/35                                  153,616
         1,281,000  FNMA, 4.50%, 10/1/35                               1,161,733
         1,262,070  FNMA, 4.50%, 10/1/35                               1,144,566
           569,986  FNMA, 5.00%, 10/1/35                                 533,329
         1,399,302  FNMA, 5.50%, 10/1/35                               1,345,408
           286,287  FNMA, 6.00%, 10/1/35                                 282,089
           522,868  FNMA, 5.50%, 11/1/35                                 502,730
         2,198,551  FNMA, 5.50%, 11/1/35                               2,113,873
           160,566  FNMA, 6.50%, 11/1/35                                 161,482
           338,372  FNMA, 6.50%, 11/1/35                                 340,302
         1,232,775  FNMA, 6.50%, 12/1/35                               1,239,808
           283,101  FNMA, 6.50%, 4/1/36                                  284,702
           255,650  GNMA, 5.50%, 2/15/32                                 248,259
           149,612  GNMA, 5.50%, 2/15/32                                 145,286
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES               41,683,106
  (Cost $43,161,824)                                             ---------------

CORPORATE BONDS - 28.6%
AEROSPACE & DEFENSE - 1.1%
           313,000  Boeing Capital Corp., 4.75%,
                    8/25/08                                              307,738
           316,000  General Dynamics Corp., 3.00%,
                    5/15/08                                              301,582
           109,000  General Dynamics Corp.,
                    4.25%, 5/15/13                                        99,761
            65,000  Honeywell International Inc.,
                    5.40%, 3/15/16                                        62,830
            75,000  Lockheed Martin Corp.,
                    8.50%, 12/1/29                                        94,669
           462,000  Raytheon Company, 5.50%,
                    11/15/12                                             453,195
                                                                 ---------------
                                                                       1,319,775
                                                                 ---------------
AUTO COMPONENTS - 0.2%
           134,000  Johnson Controls, Inc.,
                    5.50%, 1/15/16                                       127,372
            63,000  Johnson Controls, Inc.,
                    6.00%, 1/15/36                                        58,305
                                                                 ---------------
                                                                         185,677
                                                                 ---------------
AUTOMOBILES - 0.3%
           315,000  DaimlerChrysler N.A. Holding
                    Corp., 5.75%, 5/18/09                                312,183
                                                                 ---------------

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

BEVERAGES - 0.5%
            42,000  Anheuser-Busch Companies, Inc.,
                    7.50%, 3/15/12                                        45,440
           128,000  Fortune Brands Inc., 5.375%, 1/15/16                 118,618
            95,000  PepsiAmericas, Inc., 4.875%, 1/15/15                  87,830
           285,000  SABMiller plc, 6.20%, 7/1/11(2)                      286,880
                                                                 ---------------
                                                                         538,768
                                                                 ---------------
CAPITAL MARKETS - 1.5%
           410,000  Credit Suisse (USA) Inc.,
                    6.125%, 11/15/11                                     415,953
           402,000  Goldman Sachs Group, Inc.
                    (The), 5.15%, 1/15/14                                381,596
           165,000  Lehman Brothers Holdings Inc.,
                    5.50%, 4/4/16                                        157,957
            50,000  Mellon Bank N.A., 5.45%, 4/1/16                       48,265
            77,000  Merrill Lynch & Co., Inc.,
                    5.00%, 1/15/15                                        71,796
           181,000  Morgan Stanley, 5.375%, 10/15/15                     171,652
           250,000  State Street Bank & Trust Co.,
                    5.30%, 1/15/16                                       239,479
           260,000  United Mexican States, 5.625%,
                    1/15/17                                              242,450
                                                                 ---------------
                                                                       1,729,148
                                                                 ---------------
COMMERCIAL BANKS - 1.9%
           186,000  Bank of New York Co. Inc.
                    (The), 4.95%, 1/14/11                                181,059
           522,000  Bank One Corp., 5.25%, 1/30/13                       505,467
            67,000  BB&T Corp., 4.90%, 6/30/17                            60,957
           134,000  Compass Bank, 5.50%, 4/1/20                          126,101
           279,000  Deutsche Bank Capital Funding
                    Trust VII, VRN, 5.63%, 1/19/16,
                    resets quarterly off the 3-month
                    LIBOR plus 1.70% with no caps
                    (Acquired 1/10/06-5/9/06,
                    Cost $268,814)(3)                                    258,856
           255,000  National Australia Bank Ltd.,
                    4.80%, 4/6/10                                        247,453
            93,000  UnionBanCal Corp., 5.25%, 12/16/13                    88,942
           380,000  Wachovia Corp., 5.35%, 3/15/11                       374,983
           112,000  Wells Fargo Bank N.A.,
                    6.45%, 2/1/11                                        115,438
           279,000  Zions Bancorporation, 5.50%,
                    11/16/15                                             266,375
                                                                 ---------------
                                                                       2,225,631
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           375,000  Cisco Systems Inc., 5.50%, 2/22/16                   360,746
                                                                 ---------------
CONSUMER FINANCE - 0.2%
           285,000  SLM Corp., 5.45%, 4/25/11                            280,361
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
           125,000  BAE Systems Holdings Inc., 5.20%,
                    8/15/15                                              116,597
           304,000  Bank of America Corp., 7.40%,
                    1/15/11                                              323,772
           276,000  International Lease Finance Corp.,
                    4.75%, 1/13/12                                       261,213
           197,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       192,534
           445,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       437,289
                                                                 ---------------
                                                                       1,331,405
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.2%
           459,000  AT&T Corp., 7.30%, 11/15/11                          487,784

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           299,000  AT&T Corp., 9.75%, 11/15/31                          344,287
           255,000  Deutsche Telekom International
                    Finance BV, 5.75%, 9/23/06                           241,109
           105,000  Embarq Corp., 6.74%, 6/1/13                          104,825
           175,000  Embarq Corp., 7.08%, 6/1/16                          174,345
           140,000  Embarq Corp., 8.00%, 3/1/36                          141,115
           125,000  France Telecom SA, 8.50%, 3/1/31(4)                  150,839
           210,000  Sprint Capital Corp., 8.375%, 3/15/12                232,293
           122,000  Sprint Capital Corp., 8.75%, 3/15/32                 147,540
           146,000  Telecom Italia Capital SA, 4.00%,
                    1/15/10                                              136,733
            55,000  Telefonica Emisones SAu, 7.05%,
                    6/20/36                                               55,141
           140,000  Verizon Communications Inc.,
                    5.55%, 2/15/16                                       131,508
           295,000  Verizon Global Funding Corp.,
                    5.85%, 9/15/35                                       257,463
                                                                 ---------------
                                                                       2,604,982
                                                                 ---------------
ELECTRIC UTILITIES - 3.8%
            60,000  Carolina Power & Light Co., 6.50%,
                    7/15/12                                               61,729
            65,000  Commonwealth Edison Co., 5.90%,
                    3/15/36                                               60,099
           834,000  DTE Energy Co., 7.05%, 6/1/11                        867,252
           268,000  Duquesne Light Holdings, Inc.,
                    5.50%, 8/15/15                                       250,403
           153,000  Entergy Mississippi Inc., 6.25%,
                    4/1/34                                               140,196
           469,000  Florida Power Corp., 4.50%,
                    6/1/10                                               448,977
           518,000  FPL Group Capital Inc., 5.55%,
                    2/16/08                                              516,337
           339,000  Indiana Michigan Power Co.,
                    5.05%, 11/15/14                                      314,592
           181,552  Kiowa Power Partners LLC,
                    4.81%, 12/30/13                                      173,037
           123,000  Kiowa Power Partners LLC,
                    5.74%, 3/30/21                                       114,387
            30,000  MidAmerican Energy Holdings Co.,
                    6.125%, 4/1/36 (Acquired 6/16/06,
                    Cost $28,376)(3)                                      28,136
           272,000  Nevada Power Co., 5.875%, 1/15/15                    259,312
            90,000  Nevada Power Co., 6.50%, 5/18/18
                    (Acquired 5/9/06, Cost $89,733)(3)                    88,202
            80,000  Ohio Edison Co., 6.875%, 7/15/36                      81,548
           471,000  PacifiCorp, 5.45%, 9/15/13                           459,647
           373,000  PPL Electric Utilities Corp.,
                    4.30%, 6/1/13                                        337,295
           224,000  Public Service Electric & Gas,
                    5.00%, 1/1/13                                        214,145
           190,000  TXU Electric Delivery Co.,
                    7.00%, 9/1/22                                        197,381
                                                                 ---------------
                                                                       4,612,675
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
           268,000  Consolidated Natural Gas
                    Company, 5.00%, 12/1/14                              246,935
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           253,000  CVS Corp., 4.875%, 9/15/14                           231,622
           285,000  Delhaize America Inc.,
                    8.125%, 4/15/11                                      301,155
                                                                 ---------------
                                                                         532,777
                                                                 ---------------
FOOD PRODUCTS - 0.5%
           473,000  Kellogg Co., 6.60%, 4/1/11                           489,112
            68,000  Kraft Foods Inc., 6.25%, 6/1/12                       68,878
                                                                 ---------------
                                                                         557,990
                                                                 ---------------

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE - 0.3%
            50,000  Harrah's Operating Co. Inc.,
                    6.50%, 6/1/16                                         48,807
           105,000  Harrah's Operating Co. Inc.,
                    5.75%, 10/1/17                                        95,845
           170,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       169,307
                                                                 ---------------
                                                                         313,959
                                                                 ---------------
HOUSEHOLD DURABLES(5)
            63,000  Fortune Brands Inc.,
                    5.875%, 1/15/36                                       55,080
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.9%
           399,000  Clorox Company, 4.20%, 1/15/10                       379,951
           745,000  Gillette Company (The),
                    2.50%, 6/1/08                                        704,315
                                                                 ---------------
                                                                       1,084,266
                                                                 ---------------
INSURANCE - 1.0%
           745,000  Berkley (W.R.) Corp., 9.875%,
                    5/15/08                                              800,885
           373,000  Berkshire Hathaway Finance
                    Corp., 3.40%, 7/2/07                                 365,232
                                                                 ---------------
                                                                       1,166,117
                                                                 ---------------
MEDIA - 1.0%
           155,000  Comcast Corp., 6.45%, 9/15/06                        146,057
            55,000  News America Inc., 6.40%, 12/15/35                    51,030
           125,000  TCI Communications, Inc.,
                    8.75%, 8/1/15                                        143,051
           700,000  Time Warner Entertainment
                    Co L.P., 7.25%, 9/1/08                               720,361
            37,000  Time Warner Entertainment
                    Co L.P., 8.375%, 7/15/33                              41,979
            65,000  Viacom Inc., 6.25%, 4/30/16
                    (Acquired 5/19/06, Cost $64,132)(3)                   63,212
                                                                 ---------------
                                                                       1,165,690
                                                                 ---------------
MULTI-UTILITIES - 1.5%
           313,000  CenterPoint Energy Transition
                    Bond Co. LLC, 5.17%, 8/1/19                          299,800
           834,000  Consumers Energy Co., 4.80%,
                    2/17/09                                              811,514
           313,000  Puget Sound Energy, Inc., 3.36%,
                    6/1/08                                               298,753
            65,000  Tampa Electric Co., 6.55%, 5/15/36                    65,470
           180,000  Virginia Electric and Power Co.,
                    6.00%, 1/15/36                                       165,082
            85,000  XCEL Energy Inc., 6.50%, 7/1/36                       83,633
                                                                 ---------------
                                                                       1,724,252
                                                                 ---------------
MULTILINE RETAIL - 0.9%
           302,000  Federated Department Stores,
                    Inc., 6.30%, 4/1/09                                  305,589
            63,000  J.C. Penney Corp. Inc., 6.875%,
                    10/15/15                                              65,083
            30,000  May Department Stores Co.
                    (The), 6.65%, 7/15/24                                 29,459
           644,000  Target Corp., 5.40%, 10/1/08                         642,074
                                                                 ---------------
                                                                       1,042,205
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.6%
            30,000  Amerada Hess Corp., 7.125%, 3/15/33                   31,208

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           115,000  Anadarko Finance Co., 7.50%, 5/1/31                  123,917
           475,000  Conoco Funding Co., 6.35%, 10/15/11                  489,234
            30,000  Devon Energy Corp., 7.95%, 4/15/32                    34,671
           225,000  Kinder Morgan Energy Partners L.P.,
                    7.30%, 8/15/33                                       231,044
           490,000  Kinder Morgan Finance Co., ULC,
                    5.35%, 1/5/11                                        451,895
            37,000  Nexen Inc., 5.875%, 3/10/35                           32,770
           380,000  Occidental Petroleum Corp.,
                    10.125%, 9/15/09                                     430,218
           800,000  Pemex Project Funding Master
                    Trust, 5.75%, 12/15/15                               737,799
           190,000  Petro-Canada, 5.95%, 5/15/35                         174,279
           160,000  Pioneer Natural Resources Co.,
                    6.875%, 5/1/18                                       154,977
           197,000  Talisman Energy Inc., 5.85%, 2/1/37                  174,312
            30,000  XTO Energy Inc., 5.30%, 6/30/15                       27,936
                                                                 ---------------
                                                                       3,094,260
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
            85,000  Weyerhaeuser Co., 7.375%, 3/15/32                     86,304
                                                                 ---------------
PHARMACEUTICALS - 0.1%
           186,000  Abbott Laboratories, 3.75%, 3/15/11                  171,204
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.3%
           104,000  Archstone-Smith Operating
                    Trust, 5.25%, 12/1/10                                101,469
           231,000  Developers Diversified Realty
                    Corp., 5.375%, 10/15/12                              222,281
            91,000  ERP Operating L.P., 5.25%, 9/15/14                    86,538
           559,000  Housing Urban Development,
                    6.08%, 8/1/13                                        570,163
           242,000  iStar Financial Inc., 5.15%, 3/1/12                  230,369
           186,000  Prologis, 5.50%, 3/1/13                              180,753
           190,000  Prologis, 5.75%, 4/1/16                              183,492
           440,000  Rouse Co. L.P./TRC Co-Issuer Inc.,
                    6.75%, 5/1/13(Acquired 5/2/06,
                    Cost $438,627)(3)                                    430,718
           540,000  Simon Property Group L.P.,
                    5.375%, 6/1/11                                       526,948
           190,000  Simon Property Group L.P.,
                    6.10%, 5/1/16                                        188,877
                                                                 ---------------
                                                                       2,721,608
                                                                 ---------------
ROAD & RAIL - 1.5%
           671,000  Burlington Northern Santa Fe
                    Corp., 6.125%, 3/15/09                               678,690
            55,000  Canadian National Railway Co.,
                    5.80%, 6/1/16                                         54,816
           298,000  Union Pacific Corp., 3.875%,
                    2/15/09                                              285,061
           671,000  Union Pacific Corp., 7.375%,
                    9/15/09                                              701,462
                                                                 ---------------
                                                                       1,720,029
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
           315,000  BAE Systems Holdings Inc.,
                    4.75%, 8/15/10 (Acquired 3/21/06,
                    Cost $305,566)(3)                                    302,101
                                                                 ---------------
SPECIALTY RETAIL - 0.3%
           315,000  Home Depot, Inc. (The),
                    5.40%, 3/1/16                                        302,511
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
            90,000  Countrywide Financial Corp.,
                    6.25%, 5/15/16                                        88,372

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           525,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                     500,063
           555,000  Residential Capital Corp.,
                    6.00%, 2/22/11                                       538,314
                                                                 ---------------
                                                                       1,126,749
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
           160,000  Cingular Wireless LLC, 7.125%,
                    12/15/31                                             166,958
            65,000  Vodafone Group plc, 5.75%,
                    9/15/06                                               61,958
           350,000  Vodafone Group plc, 5.50%,
                    12/15/06                                             342,232
                                                                 ---------------
                                                                         571,148
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 33,486,536
  (Cost $34,704,702)                                             ---------------

U.S. TREASURY SECURITIES - 14.0%
           260,000  U.S. Treasury Bonds, 5.375%, 2/15/31                 264,571
         1,910,000  U.S. Treasury Bonds, 4.50%, 2/15/36                1,713,182
         2,578,963  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                              2,463,616
           230,000  U.S. Treasury Notes, 4.875%, 4/30/08                 228,823
         7,685,000  U.S. Treasury Notes, 4.875%, 4/30/11(6)            7,609,057
           820,000  U.S. Treasury Notes, 4.875%, 5/31/11                 811,929
           250,000  U.S. Treasury Notes, 4.875%, 2/15/12                 247,344
           614,000  U.S. Treasury Notes, 4.50%, 2/15/16                  584,355
         2,521,000  U.S. Treasury Notes, 5.125%, 5/15/16               2,518,834
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        16,441,711
  (Cost $16,619,314)                                             ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 6.9%
           563,000  Banc of America Mortgage
                    Securities, Series 2004 G, Class 2A6,
                    4.66%, 8/25/34                                       549,100
         1,417,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2004-4,
                    Class A6, 3.51%, 6/25/34                           1,347,838
           447,000  Crimmi Mae Commercial Mortgage
                    Trust, Series 1998 C1, Class B,
                    7.00%, 6/2/33(Acquired 3/9/99,
                    Cost $354,178)(3)                                    453,077
        15,859,030  DLJ Commercial Mortgage Corp.,
                    Series 1998 CF1, Class S, STRIPS --
                    COUPON, VRN, 1.16%, 7/1/06                           281,133
        16,508,983  DLJ Mortgage Acceptance Corp.,
                    Series 1997 CF2, Class S, STRIPS --
                    COUPON, VRN, 0.73%, 7/1/06
                    (Acquired 1/22/98-2/25/98,
                    Cost $446,739)(3)                                    160,500
         6,873,319  Enterprise Mortgage Acceptance
                    Co. LLC, Series 1998-1, Class IO,
                    STRIPS -- COUPON, VRN,
                    1.29%, 7/15/06                                       260,671
           282,000  FHLMC, Series 3065, Class TN,
                    4.50%, 10/15/33                                      268,000
           802,621  FNMA, Series 2004-1, Class 1,
                    FMAN, 4.45%, 8/25/12                                 759,488
         1,254,000  FNMA, Series 2006 M1, ACES,
                    Class C SEQ, 5.36%, 3/1/36                         1,211,203
         1,836,000  GS Auto Loan Trust, Series 2005-1,
                    Class A3 SEQ, 4.45%, 5/17/10                       1,809,304
         1,749,344  Midland Realty Acceptance Corp.,
                    Series 1996 C2, Class AEC, STRIPS --
                    COUPON, VRN, 1.22%, 7/1/06
                    (Acquired 11/26/97, Cost $138,150)(3)                 11,939
           298,000  RMF Commercial Mortgage
                    Pass-Through Certificates, Series
                    1997-1, Class F, 0.00%, 1/15/19
                    (Acquired 11/24/97, Cost $291,617)(3)                 29,800

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           637,808  Washington Mutual Asset
                    Securities Corp., Series 2003
                    C1A, Class A SEQ, 3.83%, 1/25/35
                    (Acquired 2/3/06, Cost $617,852)(3)                  607,130
           282,000  Washington Mutual, Inc., Series
                    2003 AR10, Class A6, 4.08%,
                    10/25/33                                             272,776
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                              8,021,959
  (Cost $8,702,915)                                              ---------------

ASSET-BACKED SECURITIES(1) - 5.7%
           243,193  Massachusetts RRB Special Purpose
                    Trust WMECO-1, Series 2001-1,
                    Class A, 6.53%, 6/1/15                               250,730
           193,677  Mid-State Trust, Series 1997-6,
                    Class A3 SEQ, 7.54%, 7/1/35                          197,914
         2,982,000  Nissan Auto Receivables Owner
                    Trust, Series 2006 A, Class A3 SEQ,
                    4.74%, 9/15/09                                     2,946,069
           554,282  Overseas Private Investment
                    Corp., 4.10%, 11/15/14                               518,622
           977,000  World Omni Auto Receivables
                    Trust, Series 2005 B, Class A3 SEQ,
                    4.40%, 4/20/09                                       966,712
         1,778,000  World Omni Auto Receivables Trust,
                    Series 2006 A, Class A3 SEQ,
                    5.01%, 10/15/10                                    1,763,529
                                                                 ---------------
                                                                       6,124,954
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          6,643,576
  (Cost $6,742,533)                                              ---------------

COMMERCIAL PAPER - 3.7%
         3,000,000  Morgan Stanley, 5.27%, 7/7/06(7)                   2,998,236
         1,300,000  Rabobank USA Financial Corp.,
                    5.25%, 7/3/06(7)                                   1,300,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 4,298,236
  (Cost $4,296,986)                                              ---------------

FOREIGN GOVERNMENT BONDS - 1.7%
   JPY 222,200,000  Government of Japan,
                    0.10%, 1/20/07                                     1,938,324
                                                                 ---------------
  (Cost $1,902,217)
U.S. GOVERNMENT AGENCY SECURITIES - 1.3%
           225,000  FHLB, 5.54%, 1/8/09                                  225,915
           755,000  FHLB, VRN, 6.00%, 7/17/06,
                    resets quarterly off the 3-month
                    LIBOR with no caps                                   654,019
           725,000  FHLB, VRN, 6.00%, 9/13/06,
                    resets quarterly off the 3-month
                    LIBOR with no caps                                   680,594
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                1,560,528
  (Cost $1,664,465)                                              ---------------

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS - 1.2%
         1,490,000  BECC, 2.95%, 11/15/11(8)                           1,461,860
                                                                 ---------------
  (Cost $1,473,866)
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES - 0.5%
           745,000  TVA STRIPS - PRINCIPAL, 0.00%,
                    4/15/12(4)(8)                                        569,383
                                                                 ---------------
  (Cost $617,592)
TEMPORARY CASH INVESTMENTS - 0.4%
           500,000  FHLMC Discount Notes,
                    5.09%, 9/26/06(7)                                    493,855
                                                                 ---------------
  (Cost $493,783)
TOTAL INVESTMENT SECURITIES - 99.6%                                  116,599,074
                                                                 ---------------
  (COST $120,380,197)
OTHER ASSETS AND LIABILITIES - 0.4%                                      505,043
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $117,104,003
                                                                 ===============

FUTURES CONTRACTS

                                 Expiration       Underlying Face   Unrealized
Contracts Purchased              Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
14 U.S. Treasury 10-Year Notes   September 2006   $1,468,031        $(12,301)
 9 U.S. Treasury Long Bond       September 2006      959,906          (6,783)
                                                  $2,427,937        $(19,084)

                                 Expiration       Underlying Face   Unrealized
Contracts Sold                   Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
22 U.S. Treasury 5-Year Notes    September 2006   $2,274,938        $9,390

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
BECC = Book Entry Callable Corpus
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) When-issued security.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006 was $2,433,671, which represented 2.1% of total net assets.
(4) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    June 30, 2006.
(5) Category is less than 0.05% of total net assets.
(6) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.
(7) The rate indicated is the yield to maturity at purchase.
(8) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase, unless otherwise indicated. Zero-coupon securities are issued at a substantial discount from their value at maturity.

AMERICAN CENTURY-MASON STREET SELECT BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

 SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments             $120,514,664
                                            ============
Gross tax appreciation of investments       $    134,714
Gross tax depreciation of investments        (4,050,304)
                                            ------------
Net tax depreciation of investments         $(3,915,590)
                                            ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND FUND
JUNE 30, 2006

[american century investments logo and text logo]

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS - 96.6%
AEROSPACE & DEFENSE - 0.8%
          $525,000  L-3 Communications Corp.,
                    7.625%, 6/15/12                                 $    535,500
           525,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      502,688
           105,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     100,800
                                                                 ---------------
                                                                       1,138,988
                                                                 ---------------
AUTO COMPONENTS - 1.7%
           760,000  ArvinMeritor Inc., 8.75%, 3/1/12                     744,800
         1,075,000  Goodyear Tire & Rubber Co.
                    (The), 7.86%, 8/15/11                              1,002,437
           750,000  Stanadyne Holdings, Inc., VRN,
                    0.00%, 8/15/09(1)                                    378,750
           255,000  TRW Automotive Inc., 9.375%,
                    2/15/13                                              272,213
                                                                 ---------------
                                                                       2,398,200
                                                                 ---------------
AUTOMOBILES - 0.8%
           495,000  Ford Motor Co., 7.45%, 7/16/31                       360,113
           990,000  General Motors Corp.,
                    8.375%, 7/15/33                                      801,900
                                                                 ---------------
                                                                       1,162,013
                                                                 ---------------
CAPITAL MARKETS - 1.8%
           429,000  BCP Crystal US Holdings Corp.,
                    9.625%, 6/15/14                                      467,610
           780,000  E*TRADE Financial Corp., 7.875%,
                    12/1/15                                              803,400
           140,000  LaBranche & Co. Inc., 9.50%,
                    5/15/09                                              149,800
           413,000  LaBranche & Co. Inc., 11.00%,
                    5/15/12                                              454,300
           665,000  Vanguard Health Holding Co. II LLC,
                    9.00%, 10/1/14                                       666,663
                                                                 ---------------
                                                                       2,541,773
                                                                 ---------------
CHEMICALS - 2.6%
           720,000  Equistar Chemicals L.P.,
                    8.75%, 2/15/09                                       747,000
           785,000  Equistar Chemicals L.P./Equistar
                    Funding Corp., 10.625%, 5/1/11                       846,819
           412,000  Hexion US Finance Corp/Hexion
                    Nova Scotia Finance ULC, 9.00%,
                    7/15/14                                              419,210
           432,000  Huntsman LLC, 11.50%, 7/15/12                        484,920
           580,000  Ineos Group Holdings plc, 8.50%,
                    2/15/16 (Acquired 1/31/06,
                    Cost $580,000)(2)                                    545,925
           661,000  Rockwood Specialties Group, Inc.,
                    10.625%, 5/15/11                                     709,749
                                                                 ---------------
                                                                       3,753,623
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.9%
           330,000  Allied Waste North America, Inc.,
                    6.50%, 11/15/10                                      320,100
         1,310,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                    1,264,150
         1,014,000  Allied Waste North America, Inc.,
                    7.25%, 3/15/15                                       973,440
           975,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       921,375
           131,000  Corrections Corp. of America,
                    6.75%, 1/31/14                                       126,415
           495,000  WCA Waste Corp., 9.25%,
                    6/15/14 (Acquired 6/28/06,
                    Cost $495,000)(2)                                    502,425
                                                                 ---------------
                                                                       4,107,905
                                                                 ---------------

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS - 0.3%
           379,000  Beazer Homes USA Inc.,
                    6.50%, 11/15/13                                      344,890
           151,000  Beazer Homes USA Inc.,
                    6.875%, 7/15/15                                      138,165
                                                                 ---------------
                                                                         483,055
                                                                 ---------------
CONSUMER FINANCE - 0.5%
           690,000  Ford Motor Credit Co.,
                    8.625%, 11/1/10                                      646,001
                                                                 ---------------
CONTAINERS & PACKAGING - 3.4%
           543,000  Crown Americas LLC/Crown
                    Americas Capital Corp., 7.625%,
                    11/15/13                                             536,213
           550,000  Crown Americas LLC/Crown
                    Americas Capital Corp., 7.75%,
                    11/15/15                                             544,500
           290,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     288,550
           302,000  Graphic Packaging International
                    Corp., 9.50%, 8/15/13                                300,490
           380,000  Jefferson Smurfit Corp., 7.50%,
                    6/1/13                                               342,000
           375,000  Norampac Inc., 6.75%, 6/1/13                         339,375
           795,000  Owens-Brockway Glass Container
                    Inc., 7.75%, 5/15/11                                 804,938
           776,000  Owens-Brockway Glass Container
                    Inc., 6.75%, 12/1/14                                 723,620
         1,025,000  Smurfit-Stone Container
                    Enterprises, Inc., 8.375%, 7/1/12                    973,749
                                                                 ---------------
                                                                       4,853,435
                                                                 ---------------
DIVERSIFIED - 0.4%
           495,000  Kabel Deutschland GmbH,
                    10.625%, 7/1/14 (Acquired 3/14/06,
                    Cost $525,938)(2)                                    524,700
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.8%
           670,000  Education Management LLC,
                    10.25%, 6/1/16 (Acquired 5/19/06,
                    Cost $670,000)(2)                                    670,000
           505,000  Service Corp. International,
                    6.75%, 4/1/16                                        467,125
                                                                 ---------------
                                                                       1,137,125
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.8%
           700,000  Arch Western Finance LLC,
                    6.75%, 7/1/13                                        673,749
           495,000  Da-Lite Screen Company, Inc.,
                    9.50%, 5/15/11                                       527,175
           510,000  Ford Motor Credit Co., 7.375%,
                    2/1/11                                               457,090
           530,000  General Motors Acceptance Corp.,
                    7.75%, 1/19/10                                       527,667
         1,655,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                    1,580,819
           505,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       469,785
           435,000  Quebecor World Capital Corp.,
                    8.75%, 3/15/16                                       399,112
           418,000  Universal City Development
                    Partners, 11.75%, 4/1/10                             457,188
           256,000  Universal City Florida Holding
                    Co. I/II, 8.375%, 5/1/10                             258,560
                                                                 ---------------
                                                                       5,351,145
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.8%
           770,000  American Tower Corp., 7.125%,
                    10/15/12                                             771,925
         1,545,000  Citizens Communications Co.,
                    9.25%, 5/15/11                                     1,668,599
           330,000  Embarq Corp., 6.74%, 6/1/13                          329,450

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           621,000  Intelsat Bermuda Ltd., 11.25%,
                    6/15/16 (Acquired 6/19/06,
                    Cost $621,000)(2)                                    639,630
           497,000  Intelsat Bermuda Ltd., VRN, 5.55%,
                    12/15/06, resets semi-annually
                    off the 6-month LIBOR plus 6%
                    with no caps                                         509,425
           505,000  Intelsat Subsidiary Holding Co. Ltd.,
                    VRN, 8.25%, 1/24/07                                  503,738
           990,000  Nortel Networks Ltd., 10.75%,
                    7/15/16                                            1,012,275
           505,000  Qwest Capital Funding Inc.,
                    7.90%, 8/15/10                                       505,000
           275,000  Qwest Communications
                    International Inc., 7.50%, 11/1/08                   275,688
         1,791,000  Qwest Corp., 7.875%, 9/1/11                        1,822,342
           655,000  Windstream Corp., 8.125%,
                    8/1/13 (Acquired 6/28/06,
                    Cost $655,000)(2)                                    671,375
           870,000  Windstream Corp., 8.625%,
                    8/1/16 (Acquired 6/28/06,
                    Cost $848,659)(2)                                    893,925
                                                                 ---------------
                                                                       9,603,372
                                                                 ---------------
ELECTRIC UTILITIES - 2.9%
            41,000  Aquila, Inc., 9.95%, 2/1/11                           46,355
           505,000  Edison Mission Energy, 7.73%,
                    6/15/09                                              512,575
           690,000  Midwest Generation LLC,
                    8.75%, 5/1/34                                        734,850
           700,000  Sierra Pacific Resources,
                    8.625%, 3/15/14                                      745,042
           395,000  TECO Energy, Inc., 6.75%, 5/1/15                     386,113
           708,496  Tenaska Alabama Partners L.P.,
                    7.00%, 6/30/21 (Acquired 6/13/05,
                    Cost $708,496)(2)                                    694,054
         1,080,000  TXU Corp., 5.55%, 11/15/14                           984,977
                                                                 ---------------
                                                                       4,103,966
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
           570,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       544,350
            94,000  Flextronics International Ltd.,
                    6.25%, 11/15/14                                       88,478
           435,000  Sanmina-SCI Corp., 8.125%, 3/1/16                    426,300
                                                                 ---------------
                                                                       1,059,128
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.8%
            89,000  Hanover Compressor Co.,
                    7.50%, 4/15/13                                        87,665
           445,000  Hanover Compressor Co.,
                    9.00%, 6/1/14                                        467,250
           665,000  SESI LLC, 6.875%, 6/1/14
                    (Acquired 5/17/06, Cost
                    $654,952)(2)                                         643,388
                                                                 ---------------
                                                                       1,198,303
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
           750,000  Delhaize America Inc., 8.125%,
                    4/15/11                                              792,513
           875,000  Rite Aid Corp., 8.125%, 5/1/10                       883,750
                                                                 ---------------
                                                                       1,676,263
                                                                 ---------------
FOOD PRODUCTS - 1.6%
           550,000  B&G Foods, Inc. EIS, 8.00%,
                    10/1/11                                              552,750
           263,000  Dole Food Company, Inc.,
                    8.625%, 5/1/09                                       252,480
           454,000  Gold Kist Inc., 10.25%, 3/15/14                      475,565
           470,000  Land O' Lakes, Inc.,
                    9.00%, 12/15/10                                      491,150

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           530,000  Smithfield Foods, Inc.,
                    7.75%, 5/15/13                                       522,050
                                                                 ---------------
                                                                       2,293,995
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
           550,000  Triad Hospitals Inc.,
                    7.00%, 5/15/12                                       550,000
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.8%
           255,000  Fresenius Medical Care Capital
                    Trust II, 7.875%, 2/1/08                             259,463
           255,000  Fresenius Medical Care Capital
                    Trust IV, 7.875%, 6/15/11                            258,825
         1,578,000  HCA Inc., 6.95%, 5/1/12                            1,548,221
         1,275,000  HCA Inc., 6.50%, 2/15/16                           1,185,272
         1,008,000  IASIS Healthcare LLC/IASIS Capital
                    Corp., 8.75%, 6/15/14                                992,880
           645,000  Tenet Healthcare Corp.,
                    6.375%, 12/1/11                                      578,888
           555,000  US Oncology, Inc., 9.00%, 8/15/12                    579,975
                                                                 ---------------
                                                                       5,403,524
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.6%
           525,000  American Casino & Entertainment
                    Properties LLC, 7.85%, 2/1/12                        528,938
           265,000  American Real Estate Partners
                    L.P., 7.125%, 2/15/13                                255,725
           795,000  Boyd Gaming Corp., 7.75%, 12/15/12                   805,930
           193,445  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       167,330
           380,000  Intrawest Corp., 7.50%, 10/15/13                     380,000
           295,000  Mandalay Resort Group, 6.375%,
                    12/15/11                                             282,094
           660,000  MGM Mirage, 8.50%, 9/15/10                           688,874
           795,000  MGM Mirage, 8.375%, 2/1/11                           818,849
           530,000  MGM Mirage, 6.75%, 9/1/12                            512,775
           509,000  MGM Mirage, 6.625%, 7/15/15                          477,188
           250,000  Mohegan Tribal Gaming Authority,
                    6.125%, 2/15/13                                      236,563
           458,000  Penn National Gaming Inc.,
                    6.75%, 3/1/15                                        429,375
           218,000  Pokagon Gaming Authority,
                    10.375%, 6/15/14 (Acquired
                    6/15/06, Cost $218,000)(2)                           226,448
           500,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       497,964
           415,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       435,231
           265,000  Station Casinos Inc., 6.00%, 4/1/12                  249,431
           665,000  Station Casinos Inc., 6.875%, 3/1/16                 623,438
           365,000  Station Casinos Inc., 6.625%,
                    3/15/18                                              332,150
           280,000  Trump Entertainment Resorts, Inc.,
                    8.50%, 6/1/15                                        270,550
         1,243,000  Wynn Las Vegas LLC, 6.625%,
                    12/1/14                                            1,177,742
                                                                 ---------------
                                                                       9,396,595
                                                                 ---------------
HOUSEHOLD DURABLES - 2.6%
           905,000  K. Hovnanian Enterprises, Inc.,
                    7.75%, 5/15/13                                       830,338
           205,000  K. Hovnanian Enterprises, Inc.,
                    7.50%, 5/15/16                                       191,163
           525,000  KB Home, 7.75%, 2/1/10                               527,625
           381,000  KB Home, 5.75%, 2/1/14                               336,890
           253,000  KB Home, 7.25%, 6/15/18                              237,270
           740,000  Standard-Pacific Corp.,
                    6.50%, 8/15/10                                       697,450
           570,000  Technical Olympic USA Inc.,
                    8.25%, 4/1/11 (Acquired 4/5/06,
                    Cost $570,000)(2)                                    534,375

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           300,000  Technical Olympic USA, Inc.,
                    9.00%, 7/1/10                                        293,250
                                                                 ---------------
                                                                       3,648,361
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.5%
           750,000  Spectrum Brands, Inc.,
                    8.50%, 10/1/13                                       645,000
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.7%
           255,000  AES Corp. (The), 9.375%, 9/15/10                     274,125
         1,175,000  AES Corp. (The), 8.75%, 5/15/13
                    (Acquired 10/5/05-10/26/05,
                    Cost $1,276,344)(2)                                1,263,124
           535,000  Dynegy Holdings Inc., 8.375%,
                    5/1/16 (Acquired 3/29/06,
                    Cost $535,000)(2)                                    529,650
           935,000  NRG Energy Inc., 7.25%, 2/1/14                       913,963
           875,000  NRG Energy Inc., 7.375%, 2/1/16                      855,313
                                                                 ---------------
                                                                       3,836,175
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
           945,000  Stena AB, 7.50%, 11/1/13                             921,375
                                                                 ---------------
INSURANCE - 1.0%
           405,000  Crum & Forster Holdings Corp.,
                    10.375%, 6/15/13                                     414,113
           570,000  Fairfax Financial Holdings Ltd.,
                    7.75%, 4/26/12                                       498,750
           550,000  UnumProvident Finance Co. plc,
                    6.85%, 11/15/15                                      541,604
                                                                 ---------------
                                                                       1,454,467
                                                                 ---------------
IT SERVICES - 1.2%
           835,000  SunGard Data Systems Inc.,
                    9.125%, 8/15/13 (Acquired
                    7/27/05-1/9/06, Cost $857,500)(2)                    870,488
            80,000  SunGard Data Systems Inc.,
                    4.875%, 1/15/14                                       70,000
           777,000  Unisys Corp., 8.00%, 10/15/12                        726,495
                                                                 ---------------
                                                                       1,666,983
                                                                 ---------------
MACHINERY - 1.4%
           465,000  Amsted Industries Inc., 10.25%,
                    10/15/11                                             499,875
         1,083,000  Case New Holland Inc., 9.25%,
                    8/1/11                                             1,145,273
           385,000  Terex Corp., 7.375%, 1/15/14                         385,000
                                                                 ---------------
                                                                       2,030,148
                                                                 ---------------
MEDIA - 9.6%
           250,000  AMC Entertainment Inc., 9.50%,
                    2/1/11                                               246,875
           437,000  AMC Entertainment Inc., 11.00%,
                    2/1/16                                               469,775
           755,000  CCH I, LLC, 11.00%, 10/1/15                          664,400
           495,000  CCH II, LLC/CCH II Capital Corp.,
                    10.25%, 9/15/10(2)                                   496,238
           165,000  CMP Susquehanna Corp., 9.875%,
                    5/15/14 (Acquired 5/1/06,
                    Cost $165,000)(2)                                    154,275
           530,000  CSC Holdings, Inc., 8.125%, 7/15/09                  541,925
           254,000  CSC Holdings, Inc., 8.125%, 8/15/09                  259,715
           810,000  CSC Holdings, Inc., 7.625%, 4/1/11                   814,050

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           685,000  CSC Holdings, Inc., 7.25%, 4/15/12
                    (Acquired 7/6/05, Cost $659,313)(2)                  664,450
           495,000  CSC Holdings, Inc., 7.875%, 2/15/18                  496,238
           855,000  DirecTV Holdings LLC/DirecTV
                    Finance LLC, 6.375%, 6/15/15                         793,013
         1,285,000  Echostar DBS Corp., 6.375%,
                    10/1/11                                            1,233,599
           490,000  Echostar DBS Corp., 7.125%,
                    2/1/16 (Acquired 1/25/06-3/21/06,
                    Cost $484,919)(2)                                    474,075
           885,000  Lamar Media Corp., 6.625%, 8/15/15                   823,049
           795,000  LIN Television Corp., 6.50%, 5/15/13                 729,413
           420,000  Mediacom Broadband LLC, 8.50%,
                    10/15/15                                             405,300
           265,000  Mediacom LLC/Mediacom Capital
                    Corp., 7.875%, 2/15/11                               253,075
           530,000  Primedia Inc., 8.00%, 5/15/13                        477,000
         1,495,000  R.H. Donnelley Corp., 6.875%,
                    1/15/13 (Acquired 1/13/06-3/14/06,
                    Cost $1,380,371)(2)                                1,382,874
           310,000  R.H. Donnelley Corp., 6.875%,
                    1/15/13 (Acquired 1/13/06,
                    Cost $282,041)(2)                                    286,750
           750,000  R.H. Donnelley Corp., 6.875%,
                    1/15/13                                              693,750
           415,000  R.H. Donnelley Corp., 8.875%,
                    1/15/16 (Acquired 1/13/06,
                    Cost $415,000)(2)                                    420,706
           552,000  Sinclair Broadcast Group, Inc.,
                    8.00%, 3/15/12                                       563,040
           235,000  Videotron Ltd., 6.375%, 12/15/15                     215,613
                                                                 ---------------
                                                                      13,559,198
                                                                 ---------------
METALS & MINING - 0.4%
           539,000  Novelis Inc., 7.75%, 2/15/15
                    (Acquired 1/28/05, Cost
                    $539,000)(2)                                         520,135
                                                                 ---------------
MULTI-UTILITIES - 0.7%
           355,000  Basic Energy Services Inc.,
                    7.125%, 4/15/16 (Acquired 4/7/06,
                    Cost $355,000)(2)                                    331,925
           665,000  CMS Energy Corp., 7.75%, 8/1/10                      678,300
                                                                 ---------------
                                                                       1,010,225
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           491,000  Bon-Ton Stores Inc. (The), 10.25%,
                    3/15/14 (Acquired 3/2/06,
                    Cost $491,000)(2)                                    457,858
                                                                 ---------------
OFFICE ELECTRONICS - 1.1%
           695,000  Xerox Corp., 7.625%, 6/15/13                         703,687
           285,000  Xerox Corp., 6.40%, 3/15/16                          270,394
           548,000  Xerox Corp., 7.20%, 4/1/16                           552,110
                                                                 ---------------
                                                                       1,526,191
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 11.0%
           840,000  Amerigas Partners L.P.,
                    7.25%, 5/20/15                                       798,000
           870,000  Chesapeake Energy Corp.,
                    7.625%, 7/15/13                                      879,788
           683,000  Chesapeake Energy Corp.,
                    6.375%, 6/15/15                                      636,898
         1,522,000  Chesapeake Energy Corp.,
                    6.625%, 1/15/16                                    1,423,069
         1,125,000  Colorado Interstate Gas Co.,
                    6.80%, 11/15/15                                    1,089,950
           250,000  Denbury Resources Inc.,
                    7.50%, 12/15/15                                      250,000
           796,000  El Paso Production Holding Co.,
                    7.75%, 6/1/13                                        805,950

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           630,000  Kerr-McGee Corp., 6.95%, 7/1/24                      636,422
           500,000  Kinder Morgan Finance Co., ULC,
                    5.35%, 1/5/11                                        461,117
         1,010,000  Massey Energy Co., 6.875%,
                    12/15/13                                             944,350
           110,000  Newfield Exploration Co.,
                    6.625%, 9/1/14                                       105,325
           780,000  Newfield Exploration Co.,
                    6.625%, 4/15/16                                      739,050
           871,000  PetroHawk Energy Corp.,
                    9.125%, 7/15/13                                      871,000
           360,000  Pioneer Natural Resources Co.,
                    5.875%, 7/15/16                                      329,602
           429,000  Pogo Producing Co., 7.875%,
                    5/1/13 (Acquired 6/1/06-6/7/06,
                    Cost $429,784)(2)                                    432,218
           704,000  Range Resources Corp.,
                    6.375%, 3/15/15                                      652,960
           365,000  Ship Finance International Ltd.,
                    8.50%, 12/15/13                                      348,575
           415,000  Sonat Inc., 7.625%, 7/15/11                          421,225
           820,000  Tesoro Corp., 6.625%, 11/1/15                        781,050
           788,000  Whiting Petroleum Corp., 7.25%,
                    5/1/13                                               758,450
         2,125,000  Williams Companies, Inc. (The),
                    6.375%, 10/1/10                                    2,082,499
                                                                 ---------------
                                                                      15,447,498
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.8%
         1,013,000  Abitibi-Consolidated Inc.,
                    7.75%, 6/15/11                                       934,493
           525,000  Bowater Canada Finance,
                    7.95%, 11/15/11                                      501,375
           352,000  Cascades Inc., 7.25%, 2/15/13                        327,360
           525,000  Georgia-Pacific Corp.,
                    8.125%, 5/15/11                                      525,000
           265,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       254,400
                                                                 ---------------
                                                                       2,542,628
                                                                 ---------------
PHARMACEUTICALS - 0.3%
           505,000  Omnicare Inc., 6.75%, 12/15/13                       483,538
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 4.4%
         1,605,000  Host Marriott L.P., 7.125%, 11/1/13                1,606,978
           610,000  Omega Healthcare Investors Inc.,
                    7.00%, 1/15/16                                       584,075
           550,000  Omega Healthcare Investors, Inc.,
                    7.00%, 4/1/14                                        522,500
           665,000  Rouse Co. (The), 7.20%, 9/15/12                      670,228
           602,000  Rouse Co. L.P./TRC Co-Issuer Inc.,
                    6.75%, 5/1/13 (Acquired 5/2/06,
                    Cost $600,122)(2)                                    589,301
           384,000  Senior Housing Properties Trust,
                    8.625%, 1/15/12                                      408,000
           880,000  Trustreet Properties Inc., 7.50%,
                    4/1/15                                               871,199
           425,000  Ventas Realty L.P./Ventas Capital
                    Corp., 6.75%, 6/1/10                                 422,875
           400,000  Ventas Realty L.P./Ventas Capital
                    Corp., 9.00%, 5/1/12                                 440,000
           170,000  Ventas Realty L.P./Ventas Capital
                    Corp., 6.50%, 6/1/16                                 163,838
                                                                 ---------------
                                                                       6,278,994
                                                                 ---------------
ROAD & RAIL - 1.8%
            83,000  Grupo Transportacion Ferroviaria
                    Mexicana SA de CV,
                    9.375%, 5/1/12                                        88,810
           800,000  Grupo Transportacion Ferroviaria
                    Mexicana SA de CV,
                    12.50%, 6/15/12                                      886,000
         1,045,000  Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05, Cost
                    $1,045,000)(2)                                     1,076,350

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

           400,000  Progress Rail Services Corp./
                    Progress Metal Reclamation Co.,
                    8.50%, 4/1/12                                        434,000
                                                                 ---------------
                                                                       2,485,160
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
           432,000  STATS ChipPAC Ltd.,
                    6.75%, 11/15/11                                      405,000
                                                                 ---------------
SPECIALTY RETAIL - 2.6%
           118,000  General Nutrition Centers, Inc.,
                    8.625%, 1/15/11                                      118,738
           655,000  GSC Holdings Corp., 8.00%, 10/1/12                   658,275
           841,000  Jean Coutu Group (PJC) Inc.
                    (The), 8.50%, 8/1/14                                 777,925
           315,000  Rent-A-Center Inc., 7.50%, 5/1/10                    315,000
           740,000  Simmons Bedding Co.,
                    7.875%, 1/15/14                                      695,600
           615,000  Visant Corp., 7.625%, 10/1/12                        599,625
           530,000  Warnaco Inc., 8.875%, 6/15/13                        540,600
                                                                 ---------------
                                                                       3,705,763
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
           520,000  Invista, 9.25%, 5/1/12                               548,600
           525,000  Levi Strauss & Co., VRN, 9.74%,
                    7/1/06, resets quarterly off the
                    3-month LIBOR plus 4.75%
                    with no caps                                         536,813
         1,047,000  Oxford Industries, Inc.,
                    8.875%, 6/1/11                                     1,052,235
           412,000  Phillips-Van Heusen, 7.25%, 2/15/11                  409,940
           682,000  Samsonite Corp., 8.875%, 6/1/11                      710,985
                                                                 ---------------
                                                                       3,258,573
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.9%
         1,269,000  Residential Capital Corp., VRN,
                    6.90%, 7/17/06, resets quarterly
                    off the 3-month LIBOR plus
                    1.83% with no caps (Acquired
                    4/11/06, Cost $1,269,000)(2)                       1,269,881
                                                                 ---------------
TOBACCO - 1.5%
         1,220,000  Reynolds American Inc., 7.25%,
                    6/1/13 (Acquired 5/18/06,
                    Cost $1,211,179)(2)                                1,198,650
           885,000  Reynolds American Inc., 7.625%,
                    6/1/16 (Acquired 5/18/06,
                    Cost $880,911)(2)                                    869,513
                                                                 ---------------
                                                                       2,068,163
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.9%
         1,368,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12                      1,299,600
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.5%
           682,000  OMI Corp., 7.625%, 12/1/13                           683,705
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
           530,000  Rogers Cable Inc., 7.875%, 5/1/12                    544,575
           479,000  Rogers Cable Inc., 6.25%, 6/15/13                    451,458
           274,000  Rogers Wireless Inc.,
                    7.25%, 12/15/12                                      277,425

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                 VALUE
--------------------------------------------------------------------------------

           542,000  Rogers Wireless Inc.,
                    8.00%, 12/15/12                                      556,905
           380,000  Rogers Wireless Inc.,
                    6.375%, 3/1/14                                       363,850
                                                                 ---------------
                                                                       2,194,213
                                                                 ---------------
TOTAL CORPORATE BONDS                                                136,781,941
(Cost $139,582,300)                                              ---------------

COMMERCIAL PAPER - 5.3%
DIVERSIFIED - 4.2%
         3,000,000  Morgan Stanley, 5.27%, 7/7/06                      2,998,236
         3,000,000  New Century Asset Trust,
                    5.20%, 7/7/06                                      2,998,221
                                                                 ---------------
                                                                       5,996,457
                                                                 ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.1%
         1,500,000  Rabobank USA Financial Corp.,
                    5.25%, 7/3/06                                      1,500,000
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                 7,496,457
(Cost $7,494,327)                                                ---------------

COMMON STOCKS(4)
HOTELS, RESTAURANTS & LEISURE(4)
             1,786  Shreveport Gaming Holdings Inc.(3)                    31,756
                                                                 ---------------
(Cost $32,476)
PREFERRED STOCKS(4)
DIVERSIFIED TELECOMMUNICATION SERVICES(4)
                 6  PTV Inc., 10.00%, 1/10/23                                 16
                                                                 ---------------
(Cost $0)
TOTAL INVESTMENT SECURITIES - 101.9%                                 144,310,170
                                                                 ---------------
(COST $147,109,103)
OTHER ASSETS AND LIABILITIES - (1.9)%                                (2,629,678)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $141,680,492
                                                                 ===============

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
(1) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    June 30, 2006.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006 was $19,834,706, which represented 14.0% of total net assets. None of the restricted securities were considered illiquid.
(3) Non-income producing.
(4) Category is less than 0.05% of total net assets.

AMERICAN CENTURY-MASON STREET HIGH-YIELD BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments              $147,109,103
                                             ============
Gross tax appreciation of investments        $  1,044,116
Gross tax depreciation of investments         (3,843,049)
                                             ------------
Net tax depreciation of investments          $(2,798,933)
                                             ============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT DIVERSIFIED BOND FUND
JUNE 30, 2006

[american century investments logo and text logo]

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) - 32.8%
            $2,939  FHLMC, 6.50%, 2/1/09                           $       2,962
             3,997  FHLMC, 6.50%, 12/1/12                                  4,049
            29,992  FHLMC, 6.00%, 1/1/13                                  30,011
             5,343  FHLMC, 7.00%, 11/1/13                                  5,481
             9,403  FHLMC, 7.00%, 6/1/14                                   9,647
            17,174  FHLMC, 6.50%, 6/1/16                                  17,387
            27,483  FHLMC, 6.50%, 6/1/16                                  27,824
           368,089  FHLMC, 5.00%, 11/1/17                                355,241
           585,135  FHLMC, 4.50%, 1/1/19                                 553,630
               332  FHLMC, 8.50%, 10/1/26                                    356
             3,138  FHLMC, 7.00%, 9/1/27                                   3,219
             5,013  FHLMC, 6.50%, 1/1/28                                   5,068
               817  FHLMC, 7.00%, 2/1/28                                     838
            29,203  FHLMC, 6.50%, 3/1/29                                  29,528
            19,077  FHLMC, 6.50%, 6/1/29                                  19,292
             3,011  FHLMC, 7.00%, 8/1/29                                   3,085
             8,102  FHLMC, 7.50%, 8/1/29                                   8,406
            22,882  FHLMC, 6.50%, 5/1/31                                  23,112
               331  FHLMC, 6.50%, 5/1/31                                     334
               458  FHLMC, 6.50%, 6/1/31                                     463
            11,853  FHLMC, 6.50%, 6/1/31                                  11,973
             1,360  FHLMC, 6.50%, 6/1/31                                   1,374
               573  FHLMC, 6.50%, 6/1/31                                     578
           341,247  FHLMC, 5.50%, 12/1/33                                329,318
         1,354,000  FNMA, 5.00%, settlement date 7/13/06(2)            1,265,990
           921,000  FNMA, 5.00%, settlement date 7/18/06(2)              887,038
         2,850,000  FNMA, 5.50%, settlement date 7/13/06(2)            2,737,781
         1,573,000  FNMA, 5.50%, settlement date 7/18/06(2)            1,543,997
         3,984,000  FNMA, 6.00%, settlement date 7/13/06(2)            3,921,749
         2,187,000  FNMA, 6.50%, settlement date 7/13/06(2)            2,198,617
             7,942  FNMA, 6.00%, 2/1/09                                    7,940
             3,137  FNMA, 6.00%, 5/1/13                                    3,147
             3,433  FNMA, 6.00%, 5/1/13                                    3,446
            11,516  FNMA, 6.00%, 7/1/13                                   11,561
            15,706  FNMA, 6.00%, 12/1/13                                  15,767
            14,172  FNMA, 6.00%, 1/1/14                                   14,227
            23,920  FNMA, 6.00%, 2/1/14                                   24,012
            25,141  FNMA, 6.00%, 4/1/14                                   25,238
           171,176  FNMA, 5.50%, 12/1/16                                 168,368
            90,951  FNMA, 5.50%, 12/1/16                                  89,459
           585,257  FNMA, 4.50%, 5/1/19                                  554,078
           713,511  FNMA, 4.50%, 10/1/35                                 647,081
            15,525  FNMA, 6.50%, 1/1/26                                   15,687
             2,059  FNMA, 7.00%, 12/1/27                                   2,112
               772  FNMA, 6.50%, 1/1/28                                      780
             1,005  FNMA, 7.00%, 1/1/28                                    1,031
             6,216  FNMA, 7.50%, 4/1/28                                    6,456
            13,654  FNMA, 7.00%, 5/1/28                                   14,003
               889  FNMA, 7.00%, 6/1/28                                      912
             3,957  FNMA, 6.50%, 1/1/29                                    3,999
            10,318  FNMA, 6.50%, 4/1/29                                   10,426
             8,063  FNMA, 7.00%, 7/1/29                                    8,269
             5,189  FNMA, 7.00%, 7/1/29                                    5,321
            13,513  FNMA, 7.50%, 7/1/29                                   14,013
             3,834  FNMA, 7.00%, 5/1/30                                    3,932
            21,389  FNMA, 7.50%, 8/1/30                                   22,166

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

             8,637  FNMA, 7.50%, 9/1/30                                    8,951
            44,192  FNMA, 7.00%, 9/1/31                                   45,293
            23,405  FNMA, 6.50%, 1/1/32                                   23,626
           220,599  FNMA, 7.00%, 6/1/32                                  226,062
            88,581  FNMA, 6.50%, 8/1/32                                   89,417
           455,550  FNMA, 5.50%, 6/1/33                                  439,612
         2,276,253  FNMA, 5.50%, 7/1/33                                2,196,614
           378,444  FNMA, 5.50%, 8/1/33                                  365,203
           499,481  FNMA, 5.50%, 9/1/33                                  482,006
         1,212,239  FNMA, 5.00%, 11/1/33                               1,139,037
           978,529  FNMA, 5.50%, 1/1/34                                  944,293
         3,073,903  FNMA, 4.50%, 9/1/35                                2,787,709
             5,406  GNMA, 7.50%, 8/20/17                                   5,585
            10,211  GNMA, 7.00%, 11/15/22                                 10,530
             7,280  GNMA, 8.75%, 3/15/25                                   7,832
             2,099  GNMA, 7.00%, 4/20/26                                   2,153
             4,232  GNMA, 7.50%, 8/15/26                                   4,433
             2,021  GNMA, 8.00%, 8/15/26                                   2,147
               279  GNMA, 7.50%, 4/15/27                                     292
             5,523  GNMA, 7.50%, 5/15/27                                   5,788
             2,697  GNMA, 8.00%, 6/15/27                                   2,865
               554  GNMA, 7.50%, 11/15/27                                    581
             2,191  GNMA, 7.00%, 2/15/28                                   2,262
             3,307  GNMA, 7.50%, 2/15/28                                   3,461
             2,715  GNMA, 6.50%, 3/15/28                                   2,758
             3,322  GNMA, 7.00%, 4/15/28                                   3,428
             1,640  GNMA, 6.50%, 5/15/28                                   1,666
            10,191  GNMA, 6.50%, 5/15/28                                  10,352
             2,196  GNMA, 7.00%, 12/15/28                                  2,267
               741  GNMA, 8.00%, 12/15/29                                    788
            21,820  GNMA, 7.00%, 5/15/31                                  22,519
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES               24,511,309
  (Cost $24,579,803)                                             ---------------

CORPORATE BONDS - 18.5%
AEROSPACE & DEFENSE - 0.7%
           172,000  Honeywell International Inc.,
                    5.70%, 3/15/36                                       161,369
            29,000  Lockheed Martin Corp., 8.50%,
                    12/1/29                                               36,605
           197,000  United Technologies Corp.,
                    4.38%, 5/1/10                                        188,779
           130,000  United Technologies Corp.,
                    6.05%, 6/1/36                                        128,321
                                                                 ---------------
                                                                         515,074
                                                                 ---------------
BEVERAGES - 0.7%
           170,000  Fortune Brands Inc., 5.38%,
                    1/15/16                                              157,540
           157,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 5/12/06,
                    Cost $152,719)(3)                                    152,507
           240,000  SABMiller plc, 6.20%, 7/1/11(4)                      241,583
                                                                 ---------------
                                                                         551,630
                                                                 ---------------
BIOTECHNOLOGY - 0.2%
           171,000  Genentech, Inc., 4.75%, 7/15/15                      156,882
                                                                 ---------------

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

CAPITAL MARKETS - 1.3%
           183,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                       177,442
           124,000  Merrill Lynch & Co., Inc., 4.25%, 2/8/10             117,952
           227,000  Merrill Lynch & Co., Inc., 4.79%, 8/4/10             219,496
           200,000  Merrill Lynch & Co., Inc., 6.05%, 5/16/16            199,047
           105,000  Morgan Stanley, 4.00%, 1/15/10                        99,337
            94,000  Morgan Stanley, 4.25%, 5/15/10                        88,826
            68,000  Morgan Stanley, 5.05%, 1/21/11                        66,014
                                                                 ---------------
                                                                         968,114
                                                                 ---------------
CHEMICALS(5)
            29,000  Dow Chemical Co. (The), 7.38%, 11/1/29                32,303
                                                                 ---------------
COMMERCIAL BANKS - 1.2%
            29,000  Abbey National plc, 7.95%, 10/26/29                   34,625
           128,000  PNC Bank N.A., 4.88%, 9/21/17                        116,215
           123,000  PNC Funding Corp., 5.13%, 12/14/10                   120,117
           129,000  SouthTrust Corp., 5.80%, 6/15/14                     127,083
           139,000  Wachovia Bank N.A., 4.80%, 11/1/14                   128,575
           218,000  Wachovia Bank N.A., 4.88%, 2/1/15                    202,088
           193,000  Wells Fargo & Co., 4.63%, 8/9/10                     186,353
                                                                 ---------------
                                                                         915,056
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           115,000  Waste Management, Inc., 7.00%,
                    7/15/28                                              119,549
                                                                 ---------------
CONSUMER FINANCE - 0.1%
            94,000  American Express Centurion Bank,
                    4.38%, 7/30/09                                        90,836
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.3%
           117,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       115,279
           309,000  Bank of America Corp., 4.38%, 12/1/10                293,878
           374,000  Citigroup Inc., 5.00%, 9/15/14                       350,626
           127,000  General Electric Capital Corp.,
                    6.13%, 2/22/11                                       129,516
           257,000  HSBC Finance Corp., 4.75%, 4/15/10                   248,101
            93,000  HSBC Finance Corp., 4.63%, 9/15/10                    89,214
           162,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                        168,546
           193,000  John Deere Capital Corp.
                    4.50%, 8/25/08                                       188,625
           155,000  Residential Capital Corp.,
                    6.50%, 4/17/13                                       152,314
                                                                 ---------------
                                                                       1,736,099
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
           193,000  AT&T Corp., 7.30%, 11/15/11                          205,102
           100,000  AT&T Inc., 6.80%, 5/15/36                             99,432
            29,000  BellSouth Corp., 6.88%, 10/15/31                      28,691
            82,000  Embarq Corp., 7.08%, 6/1/16                           81,693
           124,000  Sprint Capital Corp., 8.38%, 3/15/12                 137,164
           177,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       165,766

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

            70,000  Telefonica Emisones SAu, 5.98%, 6/20/11               69,817
                                                                 ---------------
                                                                         787,665
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
           185,000  Carolina Power & Light Co., 5.15%,
                    4/1/15                                               174,483
            90,000  Carolina Power & Light Co., 5.25%,
                    12/15/15                                              84,974
            90,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                  90,782
            96,000  FirstEnergy Corp., 7.38%, 11/15/31                   103,300
            60,000  Florida Power Corp., 4.50%, 6/1/10                    57,438
            29,000  Hydro Quebec, 8.40%, 1/15/22                          36,600
           129,000  Southern California Edison Co.,
                    5.63%, 2/1/36                                        116,679
                                                                 ---------------

                                                                         664,256
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           102,000  XTO Energy Inc., 6.10%, 4/1/36                        92,624
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           168,000  Wal-Mart Stores, Inc., 4.13%, 7/1/10                 159,228
            29,000  Wal-Mart Stores, Inc., 7.55%, 2/15/30                 33,752
           175,000  Wal-Mart Stores, Inc., 5.25%, 9/1/35                 153,223
                                                                 ---------------
                                                                         346,203
                                                                 ---------------
FOOD PRODUCTS - 0.4%
           219,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.88%, 10/1/08 (Acquired
                    5/12/06, Cost $210,515)(3)                           210,087
            29,000  Kellogg Co., 7.45%, 4/1/31                            33,009
            29,000  Kraft Foods Inc., 6.50%, 11/1/31                      29,050
                                                                 ---------------
                                                                         272,146
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
           179,000  Baxter Finco BV, 4.75%, 10/15/10                     172,161
           100,000  Boston Scientific Corp., 6.40%,
                    6/15/16                                               97,592
                                                                 ---------------
                                                                         269,753
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.3%
           214,000  Laboratory Corp. of America
                    Holdings, 5.63%, 12/15/15                            205,074
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
           160,000  Royal Caribbean Cruises Ltd.,
                    7.00%, 6/15/13                                       159,348
           225,000  Yum! Brands Inc., 8.88%, 4/15/11                     250,839
                                                                 ---------------
                                                                         410,187
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
           122,000  D.R. Horton, Inc., 7.88%, 8/15/11                    128,189
                                                                 ---------------

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES - 0.6%
           452,000  General Electric Co., 5.00%, 2/1/13                  433,539
                                                                 ---------------
INSURANCE - 1.1%
           210,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    5/12/06, Cost $204,511)(3)                           204,153
            29,000  AXA SA, 8.60%, 12/15/30                               34,610
           152,000  Genworth Financial Inc., 5.75%, 6/15/14              150,029
           100,000  Genworth Financial Inc., 4.95%, 10/1/15               92,608
           231,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 5/12/06,
                    Cost $224,499)(3)                                    224,251
           100,000  Prudential Financial, Inc., 5.40%,
                    6/13/35                                               86,953
                                                                 ---------------
                                                                         792,604
                                                                 ---------------
MACHINERY - 0.4%
           210,000  Caterpillar Financial Services Corp.,
                    2.59%, 7/15/06                                       209,849
           107,000  Dover Corp., 5.38%, 10/15/35                          95,332
                                                                 ---------------
                                                                         305,181
                                                                 ---------------
MEDIA - 1.3%
           233,000  Comcast Corp., 5.90%, 3/15/16                        224,266
           258,000  Cox Communications, Inc.,
                    7.13%, 10/1/12                                       267,190
           160,000  Knight-Ridder, Inc., 7.13%, 6/1/11                   163,892
           105,000  News America Holdings, 7.75%, 1/20/24                112,801
            29,000  Time Warner Inc., 7.63%, 4/15/31                      31,315
           105,000  Viacom Inc., 5.75%, 4/30/11 (Acquired
                    5/12/06, Cost $103,944)(3)                           103,240
            52,000  Viacom Inc., 6.25%, 4/30/16 (Acquired
                    5/12/06, Cost $51,145)(3)                             50,570
                                                                 ---------------
                                                                         953,274
                                                                 ---------------
METALS & MINING - 0.1%
           102,000  Alcan Inc., 4.50%, 5/15/13                            93,534
                                                                 ---------------
MULTI-UTILITIES - 0.7%
           241,000  Dominion Resources Inc., 4.13%,
                    2/15/08                                              235,024
            96,000  Dominion Resources Inc., 4.75%,
                    12/15/10                                              91,720
           134,000  Nisource Finance Corp., 5.25%,
                    9/15/17                                              122,155
           101,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                         95,635
                                                                 ---------------
                                                                         544,534
                                                                 ---------------
MULTILINE RETAIL - 0.3%
            63,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07                                 61,784
           168,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09                                163,494
            29,000  Target Corp., 7.00%, 7/15/31                          32,025
                                                                 ---------------
                                                                         257,303
                                                                 ---------------

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS - 1.3%
            29,000  ConocoPhillips Holding Co., 6.95%,
                    4/15/29                                               31,650
           168,000  Devon Energy Corp., 2.75%, 8/1/06                    167,633
            29,000  Devon Financing Corp. ULC, 7.88%,
                    9/30/31                                               33,214
           293,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                        281,078
            97,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                       92,315
           229,000  Premcor Refining Group Inc.
                    (The), 6.13%, 5/1/11                                 230,049
           128,000  XTO Energy Inc., 5.30%, 6/30/15                      119,194
                                                                 ---------------
                                                                         955,133
                                                                 ---------------
PHARMACEUTICALS - 0.3%
           129,000  Abbott Laboratories, 5.88%, 5/15/16                  128,132
            84,000  Schering-Plough Corp.,
                    5.55%, 7/3/06                                         81,547
                                                                 ---------------
                                                                         209,679
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
            94,000  ERP Operating L.P., 5.13%, 3/15/16                    87,018
                                                                 ---------------
ROAD & RAIL - 0.3%
           157,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        159,415
           116,000  Norfolk Southern Corp., 5.64%, 5/17/29               108,056
                                                                 ---------------
                                                                         267,471
                                                                 ---------------
SOFTWARE - 0.2%
           164,000  Oracle Corp., 5.00%, 1/15/11                         158,430
                                                                 ---------------
SPECIALTY RETAIL - 0.3%
           203,000  Home Depot, Inc. (The),
                    5.40%, 3/1/16                                        194,951
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
           283,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       272,273
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 13,786,564
  (Cost $13,821,339)                                             ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 17.9%
           912,000  FHLB, 4.63%, 2/1/08                                  900,457
         2,020,000  FHLB, 4.25%, 4/16/07(6)                            2,000,307
         1,257,000  FHLMC, 7.00%, 3/15/10                              1,321,464
           639,000  FHLMC, 5.50%, 3/28/16                                625,939
         2,115,000  FHLMC, 5.30%, 5/12/20(6)                           1,946,887
           597,000  FNMA, 6.63%, 11/15/30                                678,205
         3,027,000  FNMA, 4.75%, 8/3/07(6)                             3,003,316
         1,098,000  FNMA, 5.00%, 9/14/07(6)                            1,091,476
         1,907,000  FNMA, 5.80%, 2/9/26(6)                             1,840,844
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               13,408,895
  (Cost $13,427,836)                                             ---------------

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 14.7%
         2,672,880  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.69%, 7/1/06                                         58,376
           341,919  Bank of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    5.35%, 7/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final Maturity
                    8/15/07 (Acquired 5/12/06, Cost
                    $342,051)(3)                                         342,112
           802,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class 2A5,
                    VRN, 4.15%, 7/1/06                                   766,225
         3,415,387  Bear Stearns Commercial Mortgage
                    Securities STRIPS - COUPON,
                    Series 2004 T16, Class X2, VRN,
                    0.77%, 7/1/06                                        118,032
           550,000  Bear Stearns Commercial Mortgage
                    Securities, Series 2006 BBA7,
                    Class A1, VRN, 5.40%, 7/17/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with no caps
                    (Acquired 6/5/06, Cost $550,000)(3)                  550,000
         2,089,560  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 1.00%,
                    7/1/06                                                61,172
           297,092  Commercial Mortgage Pass-Through
                    Certificates, Series 2005 FL11,
                    Class A1, VRN, 5.35%, 7/17/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.15% with no caps,
                    Final Maturity 11/15/17 (Acquired
                    5/12/06, Cost $297,273)(3)                           297,317
           182,077  Commercial Mortgage Pass-Through
                    Certificates, Series 2005 F10A,
                    Class A1, VRN, 5.30%, 7/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no caps
                    (Acquired 5/12/06, Cost $182,210)(3)                 182,216
           812,362  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                       800,236
           415,595  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                      409,259
             4,751  FNMA, Series 1989-35, Class G SEQ,
                    9.50%, 7/25/19                                         5,057
            44,673  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                         44,364
           796,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43(6)                      764,085
         1,029,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.30%, 7/1/06,
                    Final Maturity 8/10/42(6)                            986,392
           795,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(6)                          758,804
           671,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30(6)                               638,078
           791,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30(6)                               730,101
           681,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31(6)                               645,967
           242,232  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    5.30%, 7/15/06, resets monthly
                    off the 1-month LIBOR plus 0.10%
                    with no caps (Acquired 5/12/06,
                    Cost $193,316)(3)                                    242,398
            34,419  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                     12/25/33                                             34,444
           227,293  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005 WL5A,
                    Class A1, VRN, 5.30%, 7/17/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.10% with no caps,
                    Final Maturity 1/15/18(Acquired
                    5/12/06, Cost $227,431)(3)                           227,445
         1,301,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(6)                        1,255,642

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           393,000  Washington Mutual, Inc., Series
                    2004 AR4, Class A6, 3.81%, 6/25/34                   372,232
           576,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A7, VRN, 4.17%,
                    7/1/06                                               550,903
           165,165  Washington Mutual, Inc., Series
                    2005 AR11, Class A1C1, VRN,
                    5.52%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.20% with a cap of 10.50%                           165,265
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             11,006,122
  (Cost $11,029,050)                                             ---------------

U.S. TREASURY SECURITIES - 14.3%
         1,660,000  U.S. Treasury Bonds,
                    8.13%, 8/15/21(6)                                  2,140,498
         1,383,000  U.S. Treasury Bonds,
                    7.13%, 2/15/23(6)                                  1,655,062
           159,000  U.S. Treasury Bonds,
                    6.13%, 11/15/27                                      175,732
           336,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(6)                                    380,678
           140,000  U.S. Treasury Bonds,
                    4.50%, 2/15/36                                       125,574
         1,624,919  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16(6)                           1,552,243
         2,887,000  U.S. Treasury Notes,
                    4.88%, 4/30/11(6)                                  2,858,470
         1,600,000  U.S. Treasury Notes,
                    4.88%, 5/31/11(6)                                  1,584,251
           250,000  U.S. Treasury Notes,
                    5.13%, 5/15/16                                       249,785
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        10,722,293
  (Cost $10,683,885)                                             ---------------

ASSET-BACKED SECURITIES(1) - 10.3%
             1,239  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 5/12/06,
                    Cost $1,237)(3)                                        1,232
           386,632  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    5.38%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus 0.06%
                    with no caps(6)                                      386,896
           490,000  Accredited Mortgage Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    5.39%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus 0.04%
                    with no caps                                         490,000
           236,187  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 5.40%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                              236,393
             1,220  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                     6/29/34 (Acquired 5/12/06,
                    Cost $1,216)(3)                                        1,217
           534,000  Capital One Prime Auto Receivables
                    Trust, Series 2004-2, Class A4,
                    VRN, 5.26%, 7/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                              534,585
           794,015  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 5.27%,
                    7/17/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps, Final Maturity 10/15/18                     794,700
               523  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 5/12/06, Cost $522)(3)                         523
           165,319  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1, VRN, 5.44%, 7/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                        165,424
           254,205  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 5.45%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                              254,396

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           492,441  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 5.39%, 7/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps,
                    Final Maturity 9/25/36                               492,740
           555,321  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 5.38%, 7/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps,
                    Final Maturity 3/25/36                               555,657
           136,000  Detroit Edison Securitization
                    Funding LLC, Series 2001-1,
                    Class A4 SEQ, 6.19%, 3/1/13                          138,974
             3,283  First Franklin Mortgage Loan Asset
                    Backed Certificates, Series 2005
                    FF4, Class 2A1, VRN, 5.40%,
                    7/25/06, resets monthly off the
                    1-month LIBOR plus 0.08%
                    with no caps                                           3,285
           270,761  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 5.38%, 7/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps,
                    Final Maturity 6/25/36                               270,996
             5,664  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                     2/25/35 (Acquired 5/12/06,
                    Cost $5,656)(3)                                        5,660
           166,987  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    5.39%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus 0.07%
                    with no caps                                         167,123
           376,649  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE1, Class A1, VRN,
                    5.40%, 7/25/06, resets montly off
                    the 1-month LIBOR plus 0.08%
                    with no caps(6)                                      376,966
           548,295  Nomura Home Equity Loan, Inc.,
                    Series 2006 HE2, Class A1, VRN,
                    5.38%, 7/25/06, resets montly off
                    the 1-month LIBOR plus 0.06%
                    with no caps(6)                                      548,627
            69,563  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    5.44%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus 0.12%
                    with a cap of 11.00%                                  69,613
           374,242  NovaStar Home Equity Loan, Series
                    2005-4, Class A2A, VRN, 5.41%,
                    7/25/06, resets monthly off the
                    1-month LIBOR plus 0.09%
                    with a cap of 11.00%                                 374,529
            22,764  Residential Asset Mortgage
                    Products, Inc., Series 2004 RS10,
                    Class AII1, VRN, 5.49%, 7/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%, Final Maturity 5/25/27                        22,779
           248,655  Residential Asset Mortgage
                    Products, Inc., Series 2005 RS1,
                    Class AII1, VRN, 5.43%, 7/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with a cap
                    of 14.00%                                            248,839
            62,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                        59,295
           338,099  SLM Student Loan Trust, Series
                    2006-2, Class A1, VRN, 5.07%,
                    7/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03% with
                    no caps                                              338,301
           229,000  SLM Student Loan Trust, Series
                    2006-4, Class A1, VRN, 5.06%,
                    7/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03% with
                    no caps                                              229,139
           300,000  SLM Student Loan Trust, Series
                    2006-5, Class A2, VRN, 5.43%,
                    7/25/06, resets quarterly off the
                    3-month LIBOR minus 0.01% with
                    no caps                                              300,094
           173,607  Structured Asset Securities Corp.,
                    Series 2005 WF2, Class A1, VRN,
                    5.42%, 7/25/06, resets monthly
                    off the 1-month LIBOR plus 0.08%
                    with no caps, Final Maturity 5/25/35                 173,683

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                         VALUE
--------------------------------------------------------------------------------

           503,000  Washington Mutual, Inc., Series
                    2005 AR4, Class A4B, 4.68%,
                    4/25/35                                              487,006
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          7,728,672
  (Cost $7,729,751)                                              ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.5%
           215,000  Province of Quebec, 5.00%, 7/17/09                   212,009
           198,000  Republic of Italy, 4.00%, 6/16/08                    192,666
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   404,675
  (Cost $405,891)                                                ---------------

MUNICIPAL SECURITIES - 0.2%
           173,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        155,423
                                                                 ---------------
  (Cost $153,843)

TEMPORARY CASH INVESTMENTS - 4.9%
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%, 2/15/26, valued at $3,744,859), in a joint
trading account at 4.48%, dated 6/30/06,
due 7/3/06 (Delivery value $3,638,358)(6)                              3,637,000
                                                                 ---------------
  (Cost $3,637,000)

TOTAL INVESTMENT SECURITIES - 114.1%                                  85,360,953
                                                                 ---------------
  (COST $85,468,398)
OTHER ASSETS AND LIABILITIES - (14.1)%                              (10,550,324)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $  74,810,629
                                                                 ===============

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS

                                Expiration       Underlying Face   Unrealized
Contracts Purchased             Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
17 U.S. Treasury 2-Year Notes   September 2006   $ 3,447,281        (10,132)
77 U.S. Treasury 5-Year Notes   September 2006     7,962,281       $ (6,949)
                                                 ---------------------------
                                                 $11,409,562       $(17,081)
                                                 ===========================

                                 Expiration       Underlying Face   Unrealized
Contracts Sold                   Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
10 U.S. Treasury 10-Year Notes   September 2006   $1,048,594        $1,852
                                                  ========================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount           Description of Agreement          Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
Credit Default
--------------------------------------------------------------------------------
$2,150,000       Pay quarterly a fixed rate        June 2011         $  549
                 equal to 0.40% multiplied by
                 the notional amount and
                 receive from Barclays Capital,
                 Inc. upon each default event
                 of one of the issues of Dow
                 Jones CDX N.A. Investment
                 Grade 6, par value of the
                 proportional notional amount.
 2,000,000       Pay quarterly a fixed rate        June 2011          3,070
                 equal to 0.75% multiplied by
                 the notional amount and receive
                 from Deutsche Bank AG upon each
                 default event of one of the
                 issues of Dow Jones CDX N.A.
                 Investment Grade 6, par value
                 of the proportional notional
                 amount.                                             -----------
                                                                     $3,619
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
CDX = Credit Derivative Indexes
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2006.
(1) Final maturity indicated, unless otherwise noted.
(2) Forward Commitment.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2006 was $2,794,928, which represented 3.7% of total net assets.
(4) When-issued security.
(5) Category represents less than 0.05% of total net assets.
(6) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, swap contract and/or when-issued security.

NT DIVERSIFIED BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments               $85,468,398
                                              ===========
Gross tax appreciation of investments         $   104,001
Gross tax depreciation of investments           (211,446)
                                              -----------
Net tax depreciation of investments           $ (107,445)
                                              ===========

The tax-basis cost and unrealized appreciation (depreciation) is the same as the basis for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    August 22, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    August 22, 2006

By:      /s/  Maryanne L. Roepke
         -----------------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    August 22, 2006